UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2013

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Defined Maturity Funds

Fidelity Advisor® Municipal Income 2015 Fund - Class A

Fidelity Advisor Municipal Income 2017 Fund - Class A

Fidelity Advisor Municipal Income 2019 Fund - Class A

Fidelity Advisor Municipal Income 2021 Fund - Class A

Fidelity Advisor Municipal Income 2023 Fund - Class A

Annual Report

June 30, 2013

(Fidelity Cover Art)

Each Advisor fund
listed above is a
class of the Fidelity®
Defined Maturity Funds

Contents

Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor® Municipal Income 2015 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2017 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2019 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2021 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2023 Fund
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite a late-period sell off, municipal bonds generated a modest advance for the 12 months ending June 30, 2013, with the Barclays® Municipal Bond Index gaining 0.24%. In comparison, taxable investment-grade debt returned -0.69%, as measured by the Barclays® U.S. Aggregate Bond Index. During the bulk of the period, the muni market was relatively steady, as state tax revenues continued to recover, supply remained limited and investors steadily poured more money into the asset class, albeit at a slower rate than over the prior two years. But the market took a dramatic leg down in May and June, when U.S. bonds of all types sold off as the Federal Reserve communicated that it might curtail its massive bond-purchasing program earlier than expected. In effect, many investment-grade muni funds saw a full year of returns wiped out in those two months. In addition, the difficulties of a few high-profile issuers - such as Puerto Rico with its stagnant economy, Detroit with its shrinking population base and Illinois with overwhelming unfunded pension obligations - continued to weigh heavily on the muni market. Investors await either resolution of these crises or legal precedents that may have implications for the debt of other muni issuers.

Comments from Kevin Ramundo, Lead Portfolio Manager of Fidelity Advisor® Municipal Income 2017 Fund, Fidelity Advisor® Municipal Income 2021 Fund and Fidelity Advisor® Municipal Income 2023 Fund, and Mark Sommer, Lead Portfolio Manager of Fidelity Advisor Municipal Income 2015 Fund and Fidelity Advisor Municipal Income 2019 Fund: For the year, the Class A shares of the 2015, 2017, 2019 and 2021 funds performed about in line with their respective defined-maturity benchmarks (excluding sales charges). Going forward, the 2023 fund, which began operations on April 23, 2013, also will be compared with its Barclays index for full reporting periods. (For specific portfolio results, please refer to the performance section of this report.) We managed the funds with a multiyear horizon, using a number of strategies - including keeping the funds' interest rate sensitivity in line with their benchmarks and evaluating bonds based on both yield and potential for price appreciation - that helped the funds' relative performance. The funds benefited from their larger-than-benchmark exposure to lower-quality investment-grade bonds and from their underweighting in weak Puerto Rico bonds. In contrast, positioning among states hurt the 2017 and 2019 funds. Although there were modest disappointments in the 2015 and 2021 funds, nothing was materially detrimental.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013), except for Municipal Income 2023. For Municipal Income 2023, the actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 23, 2013 to June 30, 2013). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value June 30, 2013	Expenses Paid During Period
Fidelity Municipal Income 2015 Fund
Class A	.66%
Actual		$ 1,000.00	$ 1,001.40	$ 3.28 C
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31 C
Municipal Income 2015	.40%
Actual		$ 1,000.00	$ 1,002.70	$ 1.99 C
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,002.70	$ 1.99 C
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Fidelity Municipal Income 2017 Fund
Class A	.66%
Actual		$ 1,000.00	$ 994.30	$ 3.26 C
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31 C
Municipal Income 2017	.40%
Actual		$ 1,000.00	$ 995.60	$ 1.98 C
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Institutional Class	.40%
Actual		$ 1,000.00	$ 995.60	$ 1.98 C
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Fidelity Municipal Income 2019 Fund
Class A	.66%
Actual		$ 1,000.00	$ 976.40	$ 3.23 C
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31 C
Municipal Income 2019	.40%
Actual		$ 1,000.00	$ 977.60	$ 1.96 C
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Institutional Class	.40%
Actual		$ 1,000.00	$ 977.60	$ 1.96 C
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Fidelity Municipal Income 2021 Fund
Class A	.66%
Actual		$ 1,000.00	$ 967.10	$ 3.22 C
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31 C
	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value June 30, 2013	Expenses Paid During Period
Fidelity Municipal Income 2021 Fund
Municipal Income 2021	.40%
Actual		$ 1,000.00	$ 968.30	$ 1.95 C
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Institutional Class	.40%
Actual		$ 1,000.00	$ 968.30	$ 1.95 C
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Fidelity Municipal Income 2023 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,000.00	$ 1.23 D
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26 C
Municipal Income 2023	.40%
Actual		$ 1,000.00	$ 1,000.00	$ .76 D
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,000.00	$ .76 D
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

D Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 69/365 (to reflect the period April 23, 2013 to June 30, 2013.)

Annual Report

Fidelity Advisor® Municipal Income 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2013	Past 1 year	Life of fund A
Class A (incl. 2.75% sales charge)	-2.05%	0.56%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Municipal Income 2015 Fund - Class A on May 19, 2011, when the fund started, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2015 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	14.8	7.2
New York	9.2	11.4
Florida	8.0	10.0
Texas	6.3	8.0
Arizona	6.0	7.0
Top Five Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.8	35.2
Special Tax	17.0	15.8
Health Care	11.6	12.8
Transportation	10.6	8.2
Electric Utilities	10.5	10.6
Weighted Average Maturity as of June 30, 2013
		6 months ago
Years	1.9	2.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	1.8	2.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
AAA 8.1%	AAA 7.0%
AA,A 77.3%	AA,A 81.4%
BBB 11.2%	BBB 11.4%
Short-Term Investments and Net Other Assets 3.4%	Short-Term Investments and Net Other Assets 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2015 Fund

Investments June 30, 2013

Showing Percentage of Net Assets

Municipal Bonds - 96.6%
	Principal Amount	Value
Arizona - 6.0%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 105,157
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/15 (FSA Insured)	910,000	983,774
Northern Arizona Univ. Revs. Series 2012, 3% 6/1/15 (FSA Insured)	200,000	207,088
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/15	1,750,000	1,897,315
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	945,412
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	310,000	335,454
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15	350,000	371,704
		4,845,904
California - 5.7%
California Gen. Oblig. 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	270,870
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/15	2,000,000	2,176,714
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	816,113
Palm Springs Unified School District Series 2011, 4% 8/1/15	1,000,000	1,063,880
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	216,048
		4,543,625
Connecticut - 4.3%
Bridgeport Gen. Oblig. 5% 8/15/15 (a)	1,500,000	1,612,665
Connecticut Health & Edl. Facilities Auth. Rev.:
(Hartford HealthCare Proj.) Series A, 4% 7/1/15	1,000,000	1,052,380
Series 2007 I, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	807,083
		3,472,128
Florida - 8.0%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 4% 7/1/15	1,000,000	1,057,050
Citizens Property Ins. Corp.:
Series 2007 B, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	185,000	197,636
Series 2010 A1, 5% 6/1/15	150,000	161,625
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/15	$ 500,000	$ 543,240
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2005 A, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	360,000	389,981
Series 2009 B, 5% 6/1/15	500,000	541,640
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	500,000	526,760
Miami-Dade County Pub. Facilities Rev. Series 2005 B, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	807,383
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/15 (c)	1,000,000	1,080,870
Reedy Creek Impt. District Utils. Rev. Series 2005-2, 5.25% 10/1/15 (AMBAC Insured)	1,000,000	1,084,750
		6,390,935
Georgia - 0.3%
Georgia Muni. Elec. Auth. Pwr. Rev. Series A, 4% 1/1/15	200,000	209,918
Hawaii - 2.0%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (c)	500,000	531,080
Hawaii Gen. Oblig. Series DR, 5% 6/1/15	1,000,000	1,083,880
		1,614,960
Illinois - 14.8%
Chicago Gen. Oblig. Series 1998, 5.5% 1/1/15 (FSA Insured)	1,295,000	1,388,460
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (b)	1,050,000	1,110,659
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	200,000	210,040
Illinois Gen. Oblig.:
Series 2005, 5% 4/1/15 (AMBAC Insured)	1,500,000	1,596,465
Series 2010, 5% 1/1/15	275,000	290,389
Series 2013, 4% 7/1/15 (a)	1,500,000	1,579,485
Illinois Reg'l. Trans. Auth. Series 2002 A, 5.75% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,015,000	1,114,429
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/15	250,000	270,783
Series 2013, 4% 6/15/15	2,000,000	2,128,000
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/15	2,000,000	2,170,740
		11,859,450
Municipal Bonds - continued
	Principal Amount	Value
Indiana - 1.6%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,080,240
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	217,588
		1,297,828
Kentucky - 1.0%
Pikeville Hosp. Rev. Series 2011, 4% 3/1/15	750,000	781,013
Maryland - 0.7%
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 3% 7/1/15	520,000	542,064
Massachusetts - 4.9%
Easton Gen. Oblig. 5% 8/1/15 (FSA Insured)	600,000	652,470
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	500,000	529,590
Massachusetts Gen. Oblig. Series 2005 C, 5% 9/1/15	505,000	551,490
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series 2012 A, 5% 7/1/15	2,000,000	2,167,540
		3,901,090
Michigan - 4.2%
Detroit School District Series 2012 A, 5% 5/1/15	500,000	529,465
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	750,000	805,073
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1999 B4, 0.9%, tender 3/16/15 (b)	1,000,000	1,003,890
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	950,000	1,019,540
		3,357,968
Missouri - 2.3%
Saint Louis Arpt. Rev. Series 2013, 4% 7/1/15	1,705,000	1,809,244
Nevada - 4.1%
Clark County Arpt. Rev. Series 2013 C1, 2.5% 7/1/15 (a)(c)	200,000	206,352
Clark County Fuel Tax Series 2008, 5% 6/1/15 (Escrowed to Maturity)	175,000	189,784
Clark County School District Series 2012 A, 5% 6/15/15	2,000,000	2,164,220
Nevada Gen. Oblig. Series 2011 E, 4% 6/1/15	700,000	743,358
		3,303,714
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - 3.9%
New Jersey Ctfs. of Prtn. Series 2008 A, 5% 6/15/15	$ 600,000	$ 646,836
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2012, 5% 6/15/15	1,605,000	1,702,969
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	500,000	537,335
New Jersey Trans. Trust Fund Auth. Series 2003 A, 5.5% 12/15/15 (AMBAC Insured)	100,000	110,478
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	159,995
		3,157,613
New Mexico - 1.6%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	295,000	303,968
New Mexico Severance Tax Rev. Series 2011 A2, 5% 7/1/15	900,000	978,390
		1,282,358
New York - 9.2%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A:
4% 5/1/15	100,000	105,944
5% 5/1/15	1,085,000	1,169,163
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	788,422
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/15	500,000	516,675
New York City Gen. Oblig.:
Series 2006 D, 5% 8/1/15	440,000	480,009
Series 2010 E, 5% 8/1/15	300,000	327,279
Series 2011 A, 3% 8/1/15	100,000	104,969
New York City Trust Cultural Resources Rev. Bonds Series 2009 C, 2.1%, tender 7/1/15 (b)	1,250,000	1,286,113
New York Dorm. Auth. Revs. Series 2012 A:
3% 7/1/15	235,000	245,258
5% 5/1/15	1,000,000	1,073,390
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	105,604
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/15	500,000	541,440
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 5% 6/1/15	575,000	605,510
		7,349,776
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - 2.3%
Dare County Ctfs. of Prtn. Series 2012 B, 3% 6/1/15	$ 620,000	$ 648,836
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	106,598
Wake County Gen. Oblig. Series 2009 C, 5% 3/1/15	1,000,000	1,075,210
		1,830,644
Ohio - 3.7%
Columbus Gen. Oblig. Series 2005 B, 5% 6/15/15	500,000	543,095
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/15	1,045,000	1,096,048
Kent State Univ. Revs. Series 2012 A, 5% 5/1/15	300,000	321,279
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (b)	1,000,000	1,007,590
		2,968,012
Oklahoma - 0.7%
Oklahoma St Wtr. Resources Board Rev. Fund Series 2011 A, 5% 4/1/15	500,000	538,845
Pennsylvania - 3.6%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	250,000	269,425
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/15	500,000	529,530
Philadelphia Redev. Auth. Rev. Series 2012, 5% 4/15/15	1,200,000	1,279,980
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	804,570
		2,883,505
Puerto Rico - 1.7%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2006 B, 5% 7/1/15	1,315,000	1,348,598
Texas - 6.3%
Denton Independent School District Series 2011, 5% 8/15/15	500,000	545,425
El Paso Independent School District Series 2008 A, 5% 2/15/15	100,000	107,118
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	628,587
Series A, 5% 7/1/15	125,000	135,471
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	$ 435,000	$ 471,153
Series 2010, 5% 5/15/15	500,000	539,995
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	500,000	540,120
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	1,000,000	999,040
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/15	1,000,000	1,088,540
		5,055,449
Washington - 3.1%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/15	350,000	372,768
Washington Gen. Oblig. Series R 2012A, 5% 7/1/15	1,425,000	1,548,519
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/15	500,000	546,145
		2,467,432
Wisconsin - 0.6%
Milwaukee Swr. Rev. Series S1, 3% 6/1/15	500,000	521,500
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $76,861,879)	77,333,573
NET OTHER ASSETS (LIABILITIES) - 3.4%	2,697,688
NET ASSETS - 100%	$ 80,031,261
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	32.8%
Special Tax	17.0%
Health Care	11.6%
Transportation	10.6%
Electric Utilities	10.5%
Education	6.1%
Water & Sewer	5.8%
Others* (Individually Less Than 5%)	5.6%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $76,861,879)		$ 77,333,573
Cash		5,008,459
Receivable for fund shares sold		398,605
Interest receivable		963,491
Other receivables		538
Total assets		83,704,666

Liabilities
Payable for investments purchased Regular delivery	$ 46,626
Delayed delivery	3,398,506
Payable for fund shares redeemed	180,823
Distributions payable	8,183
Accrued management fee	19,141
Distribution and service plan fees payable	1,783
Other affiliated payables	18,343
Total liabilities		3,673,405

Net Assets		$ 80,031,261
Net Assets consist of:
Paid in capital		$ 79,558,991
Undistributed net investment income		3,484
Accumulated undistributed net realized gain (loss) on investments		(2,908)
Net unrealized appreciation (depreciation) on investments		471,694
Net Assets		$ 80,031,261

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,662,081 ÷ 847,060 shares)	$ 10.23

Maximum offering price per share (100/97.25 of $10.23)	$ 10.52
Municipal Income 2015: Net Asset Value, offering price and redemption price per share ($65,378,780 ÷ 6,393,341 shares)	$ 10.23

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,990,400 ÷ 585,783 shares)	$ 10.23

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund

Financial Statements - continued

Statement of Operations

	Year ended June 30, 2013

Investment Income
Interest		$ 907,028

Expenses
Management fee	$ 199,532
Transfer agent fees	66,519
Distribution and service plan fees	15,276
Independent trustees' compensation	239
Miscellaneous	157
Total expenses before reductions	281,723
Expense reductions	(2,810)	278,913
Net investment income (loss)		628,115
Change in net unrealized appreciation (depreciation) on investment securities		(131,811)
Net increase (decrease) in net assets resulting from operations		$ 496,304

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2013	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 628,115	$ 413,471
Net realized gain (loss)	-	(2,859)
Change in net unrealized appreciation (depreciation)	(131,811)	559,761
Net increase (decrease) in net assets resulting from operations	496,304	970,373
Distributions to shareholders from net investment income	(628,090)	(410,012)
Share transactions - net increase (decrease)	24,417,681	39,131,397
Redemption fees	17	-
Total increase (decrease) in net assets	24,285,912	39,691,758

Net Assets
Beginning of period	55,745,349	16,053,591
End of period (including undistributed net investment income of $3,484 and undistributed net investment income of $3,458, respectively)	$ 80,031,261	$ 55,745,349

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.074	.095	.005
Net realized and unrealized gain (loss)	- H	.191	.039
Total from investment operations	.074	.286	.044
Distributions from net investment income	(.074)	(.096)	(.004)
Redemption fees added to paid in capital E	- H	-	-
Net asset value, end of period	$ 10.23	$ 10.23	$ 10.04
Total Return B, C, D	.72%	2.86%	.44%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65% A
Expenses net of fee waivers, if any	.65%	.65%	.65% A
Expenses net of all reductions	.65%	.65%	.63% A
Net investment income (loss)	.72%	.94%	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,662	$ 5,045	$ 3,027
Portfolio turnover rate	0%	3%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2015

Years ended June 30,	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.099	.120	.007
Net realized and unrealized gain (loss)	.001 E	.192	.040
Total from investment operations	.100	.312	.047
Distributions from net investment income	(.100)	(.122)	(.007)
Redemption fees added to paid in capital D	- H	-	-
Net asset value, end of period	$ 10.23	$ 10.23	$ 10.04
Total Return B, C	.98%	3.12%	.47%
Ratios to Average Net Assets G
Expenses before reductions	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40%	.40% A
Expenses net of all reductions	.40%	.40%	.39% A
Net investment income (loss)	.97%	1.19%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,379	$ 46,034	$ 10,456
Portfolio turnover rate	0%	3%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.099	.121	.007
Net realized and unrealized gain (loss)	.001 E	.191	.040
Total from investment operations	.100	.312	.047
Distributions from net investment income	(.100)	(.122)	(.007)
Redemption fees added to paid in capital D	- H	-	-
Net asset value, end of period	$ 10.23	$ 10.23	$ 10.04
Total Return B, C	.98%	3.12%	.47%
Ratios to Average Net Assets G
Expenses before reductions	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40%	.40% A
Expenses net of all reductions	.40%	.40%	.39% A
Net investment income (loss)	.97%	1.19%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,990	$ 4,667	$ 2,572
Portfolio turnover rate	0%	3%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Municipal Income 2017 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2013	Past 1 year	Life of fund A
Class A (incl. 2.75% sales charge)	-2.38%	1.79%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income 2017 Fund - Class A on May 19, 2011, when the fund started, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2017 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
California	17.0	17.1
Florida	13.3	14.7
Pennsylvania	8.1	8.5
Michigan	6.0	6.9
New Jersey	6.0	5.3
Top Five Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	31.6	33.9
Health Care	17.9	18.2
Special Tax	10.9	12.1
Electric Utilities	10.4	10.7
Education	8.7	6.7
Weighted Average Maturity as of June 30, 2013
		6 months ago
Years	3.9	4.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	3.6	3.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
AAA 2.7%	AAA 3.2%
AA,A 83.1%	AA,A 82.5%
BBB 12.3%	BBB 10.9%
Short-Term Investments and Net Other Assets 1.9%	Short-Term Investments and Net Other Assets 3.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2017 Fund

Investments June 30, 2013

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount	Value
Alabama - 0.9%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/17	$ 475,000	$ 442,387
Arizona - 1.7%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	500,000	571,575
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	285,335
		856,910
California - 17.0%
California Gen. Oblig. 5% 3/1/17	215,000	243,432
California Pub. Works Board Lease Rev.:
Series 2009 A, 4.75% 4/1/17	600,000	668,178
Series B, 5% 6/1/17	600,000	682,662
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/17	1,000,000	1,151,580
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,079,810
Los Angeles Unified School District Series 2011 A1, 4% 7/1/17	500,000	554,235
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	283,803
Newport Beach Rev. Series 2009 A, 5% 12/1/17	500,000	570,055
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	565,005
Oakland Gen. Oblig. Series 2012, 5% 1/15/17	285,000	317,949
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,494,611
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	160,587
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	400,000	427,548
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	340,488
		8,539,943
Connecticut - 3.8%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	480,000	478,670
Series D, 5% 7/1/17	1,000,000	1,124,860
Series I, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	275,923
		1,879,453
Municipal Bonds - continued
	Principal Amount	Value
Florida - 13.3%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	$ 500,000	$ 559,965
Citizens Property Ins. Corp. Series 2010 A1:
5% 6/1/17 (FSA Insured)	250,000	276,288
5.25% 6/1/17	725,000	807,128
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	500,000	568,645
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,127,330
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,130,640
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,151,840
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (b)	500,000	558,355
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/17	250,000	288,745
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	216,621
		6,685,557
Georgia - 4.3%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	250,000	280,315
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	280,680
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008, 4% 1/1/17	100,000	108,765
Series 2010, 5% 4/1/17	350,000	394,982
Series A, 5.25% 1/1/17	440,000	497,253
Series GG, 5% 1/1/17	515,000	574,838
		2,136,833
Illinois - 5.9%
Chicago Park District Gen. Oblig. Series 2011 C, 5% 1/1/17	345,000	383,219
Illinois Fin. Auth. Rev.:
Series 2009 B, 5% 7/1/17	200,000	228,714
Series 2013, 5% 5/15/17	295,000	319,972
Illinois Gen. Oblig.:
Series 2009, 4% 4/1/17	500,000	531,795
Series 2012, 5% 3/1/17	1,000,000	1,097,950
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	$ 250,000	$ 276,588
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	100,000	113,993
		2,952,231
Indiana - 1.4%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (a)	500,000	501,905
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	200,000	218,266
		720,171
Maryland - 2.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2012, 4% 7/1/17	500,000	546,255
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	500,000	547,065
		1,093,320
Massachusetts - 4.3%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17	850,000	914,184
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/17	1,000,000	1,145,620
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/17	100,000	114,273
		2,174,077
Michigan - 6.0%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,667,320
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17	1,000,000	1,092,580
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	225,000	263,104
		3,023,004
Missouri - 1.7%
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/17	730,000	826,579
Nebraska - 1.1%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/17	500,000	563,730
New Jersey - 6.0%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2012, 5% 6/15/17	1,000,000	1,086,780
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/17	$ 610,000	$ 686,415
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	342,276
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	316,303
Series 2011 B, 5% 6/15/17	500,000	564,405
		2,996,179
New Jersey/Pennsylvania - 1.2%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	593,696
New York - 4.5%
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	339,141
New York City Gen. Oblig. Series 2011 B, 5% 8/1/17	680,000	779,314
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	456,478
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	113,555
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	500,000	569,290
		2,257,778
North Carolina - 1.7%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	420,197
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	448,250
		868,447
Ohio - 3.9%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	100,000	110,476
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/17	1,000,000	1,054,920
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	143,081
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	644,339
		1,952,816
Pennsylvania - 8.1%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	338,151
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.15% 3/1/17	$ 1,000,000	$ 974,450
Commonwealth Fing. Auth. Rev. Series 2013 A2, 4% 6/1/17	250,000	271,863
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,089,890
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,376,226
		4,050,580
Puerto Rico - 0.5%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	250,000	258,955
South Carolina - 0.3%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	125,000	140,614
Texas - 4.2%
Denton Independent School District Series 2011, 5% 8/15/17	500,000	574,130
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	360,000	408,377
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	566,150
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	572,810
		2,121,467
Utah - 0.8%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	388,939
Washington - 2.2%
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/17 (b)	500,000	556,950
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	268,838
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	250,000	285,845
		1,111,633
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 1.1%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	$ 500,000	$ 547,305
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $48,894,848)	49,182,604
NET OTHER ASSETS (LIABILITIES) - 1.9%	928,319
NET ASSETS - 100%	$ 50,110,923
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	31.6%
Health Care	17.9%
Special Tax	10.9%
Electric Utilities	10.4%
Education	8.7%
Transportation	7.9%
Water & Sewer	5.2%
Others* (Individually Less Than 5%)	7.4%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $48,894,848)		$ 49,182,604
Cash		331,178
Receivable for fund shares sold		5,200
Interest receivable		631,337
Other receivables		360
Total assets		50,150,679

Liabilities
Payable for fund shares redeemed	$ 6,858
Distributions payable	6,693
Accrued management fee	12,731
Transfer agent fee payable	12,434
Distribution and service plan fees payable	1,040
Total liabilities		39,756

Net Assets		$ 50,110,923
Net Assets consist of:
Paid in capital		$ 49,819,913
Undistributed net investment income		3,296
Accumulated undistributed net realized gain (loss) on investments		(42)
Net unrealized appreciation (depreciation) on investments		287,756
Net Assets		$ 50,110,923

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,973,135 ÷ 479,709 shares)	$ 10.37

Maximum offering price per share (100/97.25 of $10.37)	$ 10.66
Municipal Income 2017: Net Asset Value, offering price and redemption price per share ($38,746,924 ÷ 3,737,725 shares)	$ 10.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,390,864 ÷ 616,489 shares)	$ 10.37

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements - continued

Statement of Operations

	Year ended June 30, 2013

Investment Income
Interest		$ 825,489

Expenses
Management fee	$ 132,822
Transfer agent fees	44,277
Distribution and service plan fees	11,529
Independent trustees' compensation	158
Miscellaneous	102
Total expenses before reductions	188,888
Expense reductions	(2,123)	186,765
Net investment income (loss)		638,724
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(42)
Change in net unrealized appreciation (depreciation) on investment securities		(579,943)
Net gain (loss)		(579,985)
Net increase (decrease) in net assets resulting from operations		$ 58,739

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2013	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 638,724	$ 389,958
Net realized gain (loss)	(42)	39,482
Change in net unrealized appreciation (depreciation)	(579,943)	882,867
Net increase (decrease) in net assets resulting from operations	58,739	1,312,307
Distributions to shareholders from net investment income	(637,272)	(388,113)
Distributions to shareholders from net realized gain	(42,129)	-
Total distributions	(679,401)	(388,113)
Share transactions - net increase (decrease)	15,576,147	22,310,865
Redemption fees	333	273
Total increase (decrease) in net assets	14,955,818	23,235,332

Net Assets
Beginning of period	35,155,105	11,919,773
End of period (including undistributed net investment income of $3,296 and undistributed net investment income of $1,843, respectively)	$ 50,110,923	$ 35,155,105

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.128	.150	.012
Net realized and unrealized gain (loss)	(.087)	.480	(.011)
Total from investment operations	.041	.630	.001
Distributions from net investment income	(.129)	(.150)	(.011)
Distributions from net realized gain	(.012)	-	-
Total distributions	(.141)	(.150)	(.011)
Redemption fees added to paid in capital E	- H	- H	-
Net asset value, end of period	$ 10.37	$ 10.47	$ 9.99
Total Return B, C, D	.38%	6.34%	.01%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65% A
Expenses net of fee waivers, if any	.65%	.65%	.65% A
Expenses net of all reductions	.65%	.65%	.63% A
Net investment income (loss)	1.22%	1.45%	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,973	$ 3,986	$ 2,618
Portfolio turnover rate	0%	5%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2017

Years ended June 30,	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.155	.176	.014
Net realized and unrealized gain (loss)	(.088)	.480	(.010)
Total from investment operations	.067	.656	.004
Distributions from net investment income	(.155)	(.176)	(.014)
Distributions from net realized gain	(.012)	-	-
Total distributions	(.167)	(.176)	(.014)
Redemption fees added to paid in capital D	- G	- G	-
Net asset value, end of period	$ 10.37	$ 10.47	$ 9.99
Total Return B, C	.63%	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40%	.40% A
Expenses net of all reductions	.40%	.40%	.39% A
Net investment income (loss)	1.47%	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,747	$ 27,328	$ 6,801
Portfolio turnover rate	0%	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.155	.176	.015
Net realized and unrealized gain (loss)	(.088)	.480	(.011)
Total from investment operations	.067	.656	.004
Distributions from net investment income	(.155)	(.176)	(.014)
Distributions from net realized gain	(.012)	-	-
Total distributions	(.167)	(.176)	(.014)
Redemption fees added to paid in capital D	- G	- G	-
Net asset value, end of period	$ 10.37	$ 10.47	$ 9.99
Total Return B, C	.63%	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40%	.40% A
Expenses net of all reductions	.40%	.40%	.39% A
Net investment income (loss)	1.47%	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,391	$ 3,841	$ 2,500
Portfolio turnover rate	0%	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Municipal Income 2019 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2013	Past 1 year	Life of fund A
Class A (incl. 2.75% sales charge)	-2.52%	2.95%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income 2019 Fund - Class A on May 19, 2011, when the fund started, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2019 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	19.5	15.4
Illinois	10.6	7.6
New York	8.9	12.9
California	7.7	8.0
Michigan	6.3	6.6
Top Five Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	28.4	37.6
Special Tax	20.9	18.4
Transportation	13.0	13.6
Education	10.2	5.7
Health Care	10.1	10.7
Weighted Average Maturity as of June 30, 2013
		6 months ago
Years	5.9	6.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	5.1	5.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
AAA 10.9%	AAA 8.9%
AA,A 81.7%	AA,A 84.2%
BBB 3.1%	BBB 3.3%
Short-Term Investments and Net Other Assets 4.3%	Short-Term Investments and Net Other Assets 3.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2019 Fund

Investments June 30, 2013

Showing Percentage of Net Assets

Municipal Bonds - 95.7%
	Principal Amount	Value
Arizona - 5.5%
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	$ 645,000	$ 723,942
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	708,636
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19	500,000	552,180
		1,984,758
California - 7.7%
California Econ. Recovery Series A, 4.6% 7/1/19	1,040,000	1,200,930
California Gen. Oblig. 5.5% 4/1/19	500,000	596,000
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	562,565
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	386,188
		2,745,683
Florida - 19.5%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/19	1,000,000	1,139,570
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	250,000	280,925
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	583,110
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	931,504
Florida of Board Governors Atlantic Univ. Parking Facility Series 2013 A, 5% 7/1/19	1,515,000	1,752,003
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,144,360
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	562,595
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	500,000	590,200
		6,984,267
Georgia - 0.7%
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	234,458
Illinois - 10.6%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,138,060
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	$ 325,000	$ 372,977
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,109,980
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,162,610
		3,783,627
Indiana - 0.8%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	296,360
Iowa - 2.6%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	935,833
Maryland - 5.1%
Maryland Gen. Oblig. Series C, 5% 3/1/19	585,000	692,576
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (a)	1,000,000	1,138,920
		1,831,496
Massachusetts - 3.3%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/19	1,000,000	1,179,650
Michigan - 6.3%
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,126,670
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,119,790
		2,246,460
Minnesota - 3.3%
Hennepin County Sales Tax Rev. Series 2007 A, 5% 12/15/19	595,000	709,252
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	410,000	476,014
		1,185,266
New Jersey - 4.5%
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	691,612
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	575,795
New Jersey Trans. Trust Fund Auth. Series 2003 B, 5.25% 12/15/19	300,000	351,783
		1,619,190
Municipal Bonds - continued
	Principal Amount	Value
New Mexico - 2.0%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	$ 600,000	$ 704,910
New York - 8.9%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	586,500
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,161,060
New York Dorm. Auth. Personal Income Tax Rev. Series 2010 E, 5% 2/15/19	1,000,000	1,164,390
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	297,209
		3,209,159
Ohio - 2.6%
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	943,396
Pennsylvania - 5.5%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	114,382
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	203,854
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	921,112
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	748,859
		1,988,207
Texas - 3.2%
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	575,495
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	588,250
		1,163,745
Washington - 0.4%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	126,165
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 3.2%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	$ 1,000,000	$ 1,163,420
TOTAL INVESTMENT PORTFOLIO - 95.7% (Cost $33,559,180)	34,326,050
NET OTHER ASSETS (LIABILITIES) - 4.3%	1,533,028
NET ASSETS - 100%	$ 35,859,078
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	28.4%
Special Tax	20.9%
Transportation	13.0%
Education	10.2%
Health Care	10.1%
Water & Sewer	8.0%
Others* (Individually Less Than 5%)	9.4%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $33,559,180)		$ 34,326,050
Cash		986,143
Receivable for fund shares sold		85,000
Interest receivable		488,702
Other receivables		232
Total assets		35,886,127

Liabilities
Payable for fund shares redeemed	$ 1,502
Distributions payable	5,165
Accrued management fee	9,253
Transfer agent fee payable	9,397
Distribution and service plan fees payable	1,732
Total liabilities		27,049

Net Assets		$ 35,859,078
Net Assets consist of:
Paid in capital		$ 35,157,689
Undistributed net investment income		2,109
Accumulated undistributed net realized gain (loss) on investments		(67,590)
Net unrealized appreciation (depreciation) on investments		766,870
Net Assets		$ 35,859,078

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,172,774 ÷ 778,268 shares)	$ 10.50

Maximum offering price per share (100/97.25 of $10.50)	$ 10.80
Municipal Income 2019: Net Asset Value, offering price and redemption price per share ($20,787,009 ÷ 1,979,489 shares)	$ 10.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,899,295 ÷ 656,995 shares)	$ 10.50

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2013

Investment Income
Interest		$ 876,102

Expenses
Management fee	$ 105,739
Transfer agent fees	35,248
Distribution and service plan fees	21,322
Independent trustees' compensation	128
Miscellaneous	85
Total expenses before reductions	162,522
Expense reductions	(1,241)	161,281
Net investment income (loss)		714,821
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(64,475)
Change in net unrealized appreciation (depreciation) on investment securities		(648,006)
Net gain (loss)		(712,481)
Net increase (decrease) in net assets resulting from operations		$ 2,340

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2013	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 714,821	$ 528,479
Net realized gain (loss)	(64,475)	(3,115)
Change in net unrealized appreciation (depreciation)	(648,006)	1,495,376
Net increase (decrease) in net assets resulting from operations	2,340	2,020,740
Distributions to shareholders from net investment income	(714,821)	(526,282)
Distributions to shareholders from net realized gain	-	(1,306)
Total distributions	(714,821)	(527,588)
Share transactions - net increase (decrease)	5,395,588	13,574,006
Redemption fees	12	78
Total increase (decrease) in net assets	4,683,119	15,067,236

Net Assets
Beginning of period	31,175,959	16,108,723
End of period (including undistributed net investment income of $2,109 and undistributed net investment income of $2,109, respectively)	$ 35,859,078	$ 31,175,959

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.199	.215	.017
Net realized and unrealized gain (loss)	(.170)	.721	(.051)
Total from investment operations	.029	.936	(.034)
Distributions from net investment income	(.199)	(.215)	(.016)
Distributions from net realized gain	-	(.001)	-
Total distributions	(.199)	(.216)	(.016)
Redemption fees added to paid in capital E	- H	- H	-
Net asset value, end of period	$ 10.50	$ 10.67	$ 9.95
Total Return B, C, D	.24%	9.47%	(.34)%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65% A
Expenses net of fee waivers, if any	.65%	.65%	.65% A
Expenses net of all reductions	.65%	.65%	.64% A
Net investment income (loss)	1.84%	2.06%	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,173	$ 9,017	$ 5,092
Portfolio turnover rate	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2019

Years ended June 30,	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.226	.242	.019
Net realized and unrealized gain (loss)	(.170)	.720	(.050)
Total from investment operations	.056	.962	(.031)
Distributions from net investment income	(.226)	(.242)	(.019)
Distributions from net realized gain	-	(.001)	-
Total distributions	(.226)	(.242) H	(.019)
Redemption fees added to paid in capital D	- G	- G	-
Net asset value, end of period	$ 10.50	$ 10.67	$ 9.95
Total Return B, C	.49%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40%	.40% A
Expenses net of all reductions	.40%	.40%	.39% A
Net investment income (loss)	2.09%	2.31%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,787	$ 15,946	$ 5,967
Portfolio turnover rate	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.226	.241	.019
Net realized and unrealized gain (loss)	(.170)	.721	(.050)
Total from investment operations	.056	.962	(.031)
Distributions from net investment income	(.226)	(.242)	(.019)
Distributions from net realized gain	-	(.001)	-
Total distributions	(.226)	(.242) H	(.019)
Redemption fees added to paid in capital D	- G	- G	-
Net asset value, end of period	$ 10.50	$ 10.67	$ 9.95
Total Return B, C	.49%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40%	.40% A
Expenses net of all reductions	.40%	.40%	.39% A
Net investment income (loss)	2.09%	2.31%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,899	$ 6,213	$ 5,050
Portfolio turnover rate	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Municipal Income 2021 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2013	Past 1 year	Life of fund A
Class A (incl. 2.75% sales charge)	-2.89%	3.79%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income 2021 Fund - Class A on May 19, 2011, when the fund started, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2021 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
California	14.1	12.7
New Jersey	13.5	12.6
Florida	8.7	8.4
New York	8.7	6.9
Texas	6.9	10.9
Top Five Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	40.4	43.7
Health Care	16.7	17.5
Special Tax	11.2	10.6
Electric Utilities	9.6	9.3
Water & Sewer	7.2	2.4
Weighted Average Maturity as of June 30, 2013
		6 months ago
Years	7.9	8.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	6.7	7.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
AAA 2.3%	AAA 5.2%
AA,A 87.2%	AA,A 85.6%
BBB 7.6%	BBB 5.7%
Short-Term Investments and Net Other Assets 2.9%	Short-Term Investments and Net Other Assets 3.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2021 Fund

Investments June 30, 2013

Showing Percentage of Net Assets

Municipal Bonds - 97.1%
	Principal Amount	Value
Arizona - 4.4%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 663,491
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	345,822
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	588,510
		1,597,823
California - 14.1%
California Gen. Oblig. 5% 3/1/21	600,000	685,164
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	578,725
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	575,355
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,130,830
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	296,428
Los Angeles Wastewtr. Sys. Series 2013, 5% 6/1/21	500,000	589,995
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	120,181
Series 2011 C, 5% 5/1/21 (a)	500,000	569,660
San Jose Fing. Auth. Lease Rev. Series 2013 A, 4% 6/1/21	285,000	312,719
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	291,673
		5,150,730
Florida - 8.7%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/21	500,000	571,760
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	286,320
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	877,403
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	869,198
Series 2012 A, 5% 7/1/21	500,000	579,465
		3,184,146
Georgia - 2.1%
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	294,343
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2011 A, 5% 1/1/21	420,000	485,146
		779,489
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 3.1%
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	$ 500,000	$ 578,295
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	547,885
		1,126,180
Indiana - 2.4%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	229,560
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	290,883
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	358,116
		878,559
Massachusetts - 3.4%
Massachusetts Gen. Oblig. Series B, 5.25% 9/1/21	450,000	546,386
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	238,262
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	458,309
		1,242,957
Michigan - 6.8%
Detroit School District Series 2012 A, 5% 5/1/21	500,000	560,760
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	242,502
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	570,315
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/21	1,000,000	1,100,670
		2,474,247
Minnesota - 3.6%
Saint Paul Independent School District #625 Series 2011 A, 4% 2/1/21	1,170,000	1,293,856
Nebraska - 1.6%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	582,715
Nevada - 0.8%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	289,743
New Jersey - 13.5%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	798,520
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2011 EE, 5.5% 9/1/21	1,180,000	1,402,732
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/21	$ 540,000	$ 615,438
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,132,870
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	110,045
Series 2011 B, 5% 6/15/21	750,000	844,650
		4,904,255
New York - 8.7%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	564,845
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	534,630
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	805,663
New York Dorm. Auth. Revs. Series 1, 4% 7/1/21	600,000	662,562
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2012 A, 5% 4/1/21	500,000	587,495
		3,155,195
North Carolina - 3.9%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	231,018
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,169,030
		1,400,048
Pennsylvania - 4.2%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	402,830
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	562,505
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	575,645
		1,540,980
South Carolina - 2.3%
Horry County School District Series 2011, 5% 3/1/21	700,000	833,665
Texas - 6.9%
Corpus Christi Util. Sys. Rev. 5% 7/15/21	750,000	872,648
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	291,098
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	574,440
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	$ 200,000	$ 234,448
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	552,640
		2,525,274
Washington - 3.4%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	777,229
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	160,758
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	290,630
		1,228,617
Wisconsin - 3.2%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,169,810
TOTAL INVESTMENT PORTFOLIO - 97.1% (Cost $34,702,709)	35,358,289
NET OTHER ASSETS (LIABILITIES) - 2.9%	1,071,087
NET ASSETS - 100%	$ 36,429,376
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	40.4%
Health Care	16.7%
Special Tax	11.2%
Electric Utilities	9.6%
Water & Sewer	7.2%
Education	5.6%
Others* (Individually Less Than 5%)	9.3%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $34,702,709)		$ 35,358,289
Cash		619,317
Interest receivable		486,904
Other receivables		156
Total assets		36,464,666

Liabilities
Payable for fund shares redeemed	$ 3,009
Distributions payable	11,165
Accrued management fee	9,453
Transfer agent fee payable	9,824
Distribution and service plan fees payable	1,839
Total liabilities		35,290

Net Assets		$ 36,429,376
Net Assets consist of:
Paid in capital		$ 35,654,425
Undistributed net investment income		2,801
Accumulated undistributed net realized gain (loss) on investments		116,570
Net unrealized appreciation (depreciation) on investments		655,580
Net Assets		$ 36,429,376

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,664,448 ÷ 820,048 shares)	$ 10.57

Maximum offering price per share (100/97.25 of $10.57)	$ 10.87
Municipal Income 2021: Net Asset Value, offering price and redemption price per share ($20,604,141 ÷ 1,950,086 shares)	$ 10.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,160,787 ÷ 677,732 shares)	$ 10.57

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2013

Investment Income
Interest		$ 1,103,098

Expenses
Management fee	$ 116,412
Transfer agent fees	38,808
Distribution and service plan fees	22,780
Independent trustees' compensation	142
Miscellaneous	96
Total expenses before reductions	178,238
Expense reductions	(873)	177,365
Net investment income (loss)		925,733
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		142,670
Change in net unrealized appreciation (depreciation) on investment securities		(1,144,297)
Net gain (loss)		(1,001,627)
Net increase (decrease) in net assets resulting from operations		$ (75,894)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2013	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 925,733	$ 668,595
Net realized gain (loss)	142,670	104,127
Change in net unrealized appreciation (depreciation)	(1,144,297)	1,873,939
Net increase (decrease) in net assets resulting from operations	(75,894)	2,646,661
Distributions to shareholders from net investment income	(925,732)	(665,786)
Distributions to shareholders from net realized gain	(68,695)	(62,049)
Total distributions	(994,427)	(727,835)
Share transactions - net increase (decrease)	2,311,456	17,171,212
Redemption fees	933	802
Total increase (decrease) in net assets	1,242,068	19,090,840

Net Assets
Beginning of period	35,187,308	16,096,468
End of period (including undistributed net investment income of $2,801 and undistributed net investment income of $2,800, respectively)	$ 36,429,376	$ 35,187,308

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.242	.248	.017
Net realized and unrealized gain (loss)	(.250)	.906	(.040)
Total from investment operations	(.008)	1.154	(.023)
Distributions from net investment income	(.242)	(.248)	(.017)
Distributions from net realized gain	(.020)	(.026)	-
Total distributions	(.262)	(.274)	(.017)
Redemption fees added to paid in capital E	- H	- H	-
Net asset value, end of period	$ 10.57	$ 10.84	$ 9.96
Total Return B, C, D	(.15)%	11.68%	(.23)%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65% A
Expenses net of fee waivers, if any	.65%	.65%	.65% A
Expenses net of all reductions	.65%	.65%	.63% A
Net investment income (loss)	2.19%	2.34%	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,664	$ 8,546	$ 5,168
Portfolio turnover rate	12%	14%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2021

Years ended June 30,	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.269	.275	.019
Net realized and unrealized gain (loss)	(.250)	.905	(.040)
Total from investment operations	.019	1.180	(.021)
Distributions from net investment income	(.269)	(.274)	(.019)
Distributions from net realized gain	(.020)	(.026)	-
Total distributions	(.289)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	-
Net asset value, end of period	$ 10.57	$ 10.84	$ 9.96
Total Return B, C	.10%	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40%	.40% A
Expenses net of all reductions	.40%	.40%	.39% A
Net investment income (loss)	2.44%	2.59%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,604	$ 20,274	$ 5,921
Portfolio turnover rate	12%	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.269	.274	.020
Net realized and unrealized gain (loss)	(.250)	.906	(.041)
Total from investment operations	.019	1.180	(.021)
Distributions from net investment income	(.269)	(.274)	(.019)
Distributions from net realized gain	(.020)	(.026)	-
Total distributions	(.289)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	-
Net asset value, end of period	$ 10.57	$ 10.84	$ 9.96
Total Return B, C	.10%	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40%	.40% A
Expenses net of all reductions	.40%	.40%	.39% A
Net investment income (loss)	2.44%	2.60%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,161	$ 6,367	$ 5,008
Portfolio turnover rate	12%	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2023 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2013
% of fund's net assets
California	25.6
New York	14.4
Illinois	9.9
New Jersey	8.6
Washington	8.2
Top Five Sectors as of June 30, 2013
% of fund's net assets
General Obligations	46.0
Special Tax	13.7
Electric Utilities	11.9
Water & Sewer	11.6
Health Care	8.0
Weighted Average Maturity as of June 30, 2013

Years	9.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013

Years	8.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2013
AAA 4.6%
AA,A 80.4%
BBB 12.9%
Short-Term Investments and Net Other Assets 2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2023 Fund

Investments June 30, 2013

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
Arizona - 5.8%
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/23	$ 500,000	$ 584,860
California - 25.6%
California Gen. Oblig. 4% 2/1/23	500,000	542,650
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	100,000	113,518
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	286,810
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	350,000	411,922
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2013 B, 5% 7/1/23	350,000	414,043
Los Angeles Wastewtr. Sys. Series 2013 B, 5% 6/1/23	350,000	410,277
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	65,217
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	116,250
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	230,732
		2,591,419
Connecticut - 4.5%
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	115,791
Hartford Gen. Oblig. Series 2013, 5% 4/1/23	300,000	338,985
		454,776
Florida - 1.6%
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	165,442
Illinois - 9.9%
Chicago Gen. Oblig. (Cap. Impt. Proj.) Series 1999, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	227,225
Illinois Gen. Oblig. Series 2013, 5% 7/1/23 (a)	200,000	214,978
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (FGIC Insured)	75,000	88,810
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	400,000	459,832
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	16,940
		1,007,785
Indiana - 2.8%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	285,370
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - 0.6%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 50,000	$ 61,356
Michigan - 4.0%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	51,850
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	300,000	353,181
		405,031
Minnesota - 3.5%
Saint Paul Independent School District #625 (SD Cr. Enhancement Prog.) Series 2013 B, 5% 2/1/23	300,000	356,769
New Jersey - 8.6%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2013, 5% 3/1/23	550,000	634,161
Rutgers State Univ. Rev. Series 2013 J, 5% 5/1/23 (a)	200,000	234,192
		868,353
New York - 14.4%
New York City Gen. Oblig. Series 2013 J, 5% 8/1/23	600,000	701,976
New York Urban Dev. Corp. Rev. (State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	757,974
		1,459,950
Ohio - 4.1%
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	418,176
Texas - 4.3%
Houston Util. Sys. Rev. Series 2013 B, 4% 11/15/23	300,000	327,951
Humble Independent School District Series 2013 B, 5% 2/15/23	90,000	106,173
		434,124
Washington - 8.2%
King County Swr. Rev. Series 2013 A, 5% 1/1/23	50,000	59,070
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	300,000	334,212
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	$ 300,000	$ 315,924
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	116,808
		826,014
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $10,476,343)	9,919,425
NET OTHER ASSETS (LIABILITIES) - 2.1%	214,019
NET ASSETS - 100%	$ 10,133,444
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	46.0%
Special Tax	13.7%
Electric Utilities	11.9%
Water & Sewer	11.6%
Health Care	8.0%
Others* (Individually Less Than 5%)	8.8%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $10,476,343)		$ 9,919,425
Cash		714,468
Interest receivable		63,880
Other receivables		652
Total assets		10,698,425

Liabilities
Payable for investments purchased Regular delivery	$ 116,250
Delayed delivery	443,568
Distributions payable	113
Accrued management fee	2,580
Distribution and service plan fees payable	501
Other affiliated payables	1,969
Total liabilities		564,981

Net Assets		$ 10,133,444
Net Assets consist of:
Paid in capital		$ 10,704,969
Accumulated undistributed net realized gain (loss) on investments		(14,607)
Net unrealized appreciation (depreciation) on investments		(556,918)
Net Assets		$ 10,133,444

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2023 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,369,725 ÷ 250,270 shares)	$ 9.47

Maximum offering price per share (100/97.25 of $9.47)	$ 9.74
Municipal Income 2023: Net Asset Value, offering price and redemption price per share ($5,383,225 ÷ 568,535 shares)	$ 9.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,380,494 ÷ 251,407 shares)	$ 9.47

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	For the period April 23, 2013 (commencement of operations) to June 30, 2013

Investment Income
Interest		$ 23,206

Expenses
Management fee	$ 5,922
Transfer agent fees	1,968
Distribution and service plan fees	1,162
Independent trustees' compensation	6
Total expenses before reductions	9,058
Expense reductions	(652)	8,406
Net investment income (loss)		14,800
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(14,607)
Change in net unrealized appreciation (depreciation) on investment securities		(556,918)
Net gain (loss)		(571,525)
Net increase (decrease) in net assets resulting from operations		$ (556,725)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2023 Fund

Financial Statements - continued

Statement of Changes in Net Assets

For the period April 23, 2013 (commencement of operations) to June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,800
Net realized gain (loss)	(14,607)
Change in net unrealized appreciation (depreciation)	(556,918)
Net increase (decrease) in net assets resulting from operations	(556,725)
Distributions to shareholders from net investment income	(14,800)
Share transactions - net increase (decrease)	10,704,819
Redemption fees	150
Total increase (decrease) in net assets	10,133,444

Net Assets
Beginning of period	-
End of period	$ 10,133,444

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Period ended June 30,	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.010
Net realized and unrealized gain (loss)	(.530)
Total from investment operations	(.520)
Distributions from net investment income	(.010)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.47
Total Return B, C, D	(5.20)%
Ratios to Average Net Assets G
Expenses before reductions	.65% A
Expenses net of fee waivers, if any	.65% A
Expenses net of all reductions	.62% A
Net investment income (loss)	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,370
Portfolio turnover rate	4% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period April 23, 2013 (commencement of operations) to June 30, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2023

Period ended June 30,	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.015
Net realized and unrealized gain (loss)	(.530)
Total from investment operations	(.515)
Distributions from net investment income	(.015)
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 9.47
Total Return B, C	(5.15)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.37% A
Net investment income (loss)	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,383
Portfolio turnover rate	4% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended June 30,	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.015
Net realized and unrealized gain (loss)	(.530)
Total from investment operations	(.515)
Distributions from net investment income	(.015)
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 9.47
Total Return B, C	(5.15)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.37% A
Net investment income (loss)	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,380
Portfolio turnover rate	4% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2013

1. Organization.

Fidelity® Municipal Income 2015 Fund, Fidelity® Municipal Income 2017 Fund, Fidelity® Municipal Income 2019 Fund, Fidelity® Municipal Income 2021 Fund and Fidelity® Municipal Income 2023 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Municipal Income 2023 Fund is a non-diversified fund. The Funds offer Class A, Institutional Class, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of June 30, 2013, each Fund did not have any unrecognized tax benefits in the financial statements; nor is

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

Each Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2015 Fund	$ 76,861,879	$ 566,637	$ (94,943)	$ 471,694
Fidelity Municipal Income 2017 Fund	48,893,367	616,197	(326,960)	289,237
Fidelity Municipal Income 2019 Fund	33,559,180	954,493	(187,623)	766,870

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2021 Fund	$ 34,702,709	$ 985,806	$ (330,226)	$ 655,580
Fidelity Municipal Income 2023 Fund	10,476,343	6,362	(563,280)	(556,918)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Municipal Income 2015 Fund	$ 3,484	$ -	$ (2,909)	$ 471,694
Fidelity Municipal Income 2017 Fund	1,815	-	(42)	289,237
Fidelity Municipal Income 2019 Fund	2,109	-	(67,589)	766,870
Fidelity Municipal Income 2021 Fund	2,801	116,570	-	655,580
Fidelity Municipal Income 2023 Fund	-	-	(14,607)	(556,918)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration Short-term	Total capital loss carryfoward
Fidelity Municipal Income 2015 Fund	$ (2,909)	$ (2,909)
Fidelity Municipal Income 2017 Fund	(42)	(42)
Fidelity Municipal Income 2019 Fund	(67,589)	(67,589)
Fidelity Municipal Income 2023 Fund	(14,607)	(14,607)

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

June 30, 2013
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Municipal Income 2015 Fund	$ 628,090	$ -	$ -	$ 628,090
Fidelity Municipal Income 2017 Fund	637,272	42,129	-	679,401
Fidelity Municipal Income 2019 Fund	714,821	-	-	714,821
Fidelity Municipal Income 2021 Fund	925,732	46,824	21,871	994,427
Fidelity Municipal Income 2023 Fund	14,800	-	-	14,800
June 30, 2012
	Tax-Exempt Income	Ordinary Income	Total
Fidelity Municipal Income 2015 Fund	$ 410,012	$ -	$ 410,012
Fidelity Municipal Income 2017 Fund	388,113	-	388,113
Fidelity Municipal Income 2019 Fund	526,282	1,306	527,588
Fidelity Municipal Income 2021 Fund	665,786	62,049	727,835

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to 0.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

Notes to Financial Statements - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2015 Fund	25,816,850	-
Fidelity Municipal Income 2017 Fund	17,608,296	20,000
Fidelity Municipal Income 2019 Fund	6,892,994	1,429,222
Fidelity Municipal Income 2021 Fund	7,544,833	4,334,978
Fidelity Municipal Income 2023 Fund	10,738,512	233,418

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	.25%	$ 15,276	$ 7,568
Fidelity Municipal Income 2017 Fund
Class A	.25%	$ 11,529	$ 8,852
Fidelity Municipal Income 2019 Fund
Class A	.25%	$ 21,322	$ 14,673
Fidelity Municipal Income 2021 Fund
Class A	.25%	$ 22,780	$ 16,140
Fidelity Municipal Income 2023 Fund
Class A	.25%	$ 1,162	$ 1,162

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	$ 969
Fidelity Municipal Income 2017 Fund
Class A	$ 44
Fidelity Municipal Income 2019 Fund
Class A	$ 371
Fidelity Municipal Income 2021 Fund
Class A	$ 639

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent, and servicing agent for each class of the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Funds to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives asset-based fees of .10% of average net assets for each class of each Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2015 Fund
Class A	$ 6,112
Municipal Income 2015	54,740
Institutional Class	5,667
$ 66,519
Fidelity Municipal Income 2017 Fund
Class A	$ 4,610
Municipal Income 2017	34,316
Institutional Class	5,351
$ 44,277

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Amount
Fidelity Municipal Income 2019 Fund
Class A	$ 8,529
Municipal Income 2019	20,041
Institutional Class	6,678
$ 35,248
Fidelity Municipal Income 2021 Fund
Class A	$ 9,115
Municipal Income 2021	22,981
Institutional Class	6,712
$ 38,808
Fidelity Municipal Income 2023 Fund
Class A	$ 463
Municipal Income 2023	1,041
Institutional Class	464
$ 1,968

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Funds' accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2015 Fund	$ 157
Fidelity Municipal Income 2017 Fund	102
Fidelity Municipal Income 2019 Fund	85
Fidelity Municipal Income 2021 Fund	96

During the period, there were no borrowings on this line of credit.

Annual Report

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Municipal Income 2015 Fund	$ 814	$ -	$ 1,996
Fidelity Municipal Income 2017 Fund	609	-	1,514
Fidelity Municipal Income 2019 Fund	427	-	814
Fidelity Municipal Income 2021 Fund	442	-	431
Fidelity Municipal Income 2023 Fund	156		314
Class A		43
Municipal Income 2023		96
Institutional Class		43

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended June 30,	2013	2012
Fidelity Municipal Income 2015 Fund
From net investment income
Class A	$ 43,108	$ 40,376
Municipal Income 2015	530,260	329,304
Institutional Class	54,722	40,332
Total	$ 628,090	$ 410,012
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$ 56,120	$ 49,518
Municipal Income 2017	502,978	285,696
Institutional Class	78,174	52,899
Total	$ 637,272	$ 388,113
From net realized gain
Class A	$ 4,576	$ -
Municipal Income 2017	32,628	-
Institutional Class	4,925	-
Total	$ 42,129	$ -
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$ 157,367	$ 141,375
Municipal Income 2019	417,928	256,042
Institutional Class	139,526	128,865
Total	$ 714,821	$ 526,282

Annual Report

Notes to Financial Statements - continued

7. Distributions to Shareholders - continued

Years ended June 30,	2013	2012
Fidelity Municipal Income 2019 Fund
From net realized gain
Class A	$ -	$ 375
Municipal Income 2019	-	612
Institutional Class	-	319
Total	$ -	$ 1,306
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$ 199,930	$ 157,950
Municipal Income 2021	561,607	354,597
Institutional Class	164,195	153,239
Total	$ 925,732	$ 665,786
From net realized gain
Class A	$ 16,021	$ 15,383
Municipal Income 2021	40,845	31,859
Institutional Class	11,829	14,807
Total	$ 68,695	$ 62,049
Fidelity Municipal Income 2023 Fund A
From net investment income
Class A	$ 2,547	$ -
Municipal Income 2023	8,533	-
Institutional Class	3,720	-
Total	$ 14,800	$ -

A For the period April 23, 2013 (commencement of operations) to June 30, 2013.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended June 30,	2013	2012	2013	2012
Fidelity Municipal Income 2015 Fund
Class A
Shares sold	762,624	210,061	$ 7,834,902	$ 2,132,789
Reinvestment of distributions	3,908	3,764	40,116	38,320
Shares redeemed	(412,416)	(22,350)	(4,236,123)	(228,830)
Net increase (decrease)	354,116	191,475	$ 3,638,895	$ 1,942,279

Annual Report

8. Share Transactions - continued

	Shares		Dollars
Years ended June 30,	2013	2012	2013	2012
Fidelity Municipal Income 2015 Fund
Municipal Income 2015
Shares sold	3,481,077	3,955,174	$ 35,730,415	$ 40,231,306
Reinvestment of distributions	44,357	28,918	455,363	294,831
Shares redeemed	(1,630,492)	(527,182)	(16,737,221)	(5,374,030)
Net increase (decrease)	1,894,942	3,456,910	$ 19,448,557	$ 35,152,107
Institutional Class
Shares sold	463,303	222,413	$ 4,755,122	$ 2,267,854
Reinvestment of distributions	4,065	3,648	41,732	37,140
Shares redeemed	(337,591)	(26,203)	(3,466,625)	(267,983)
Net increase (decrease)	129,777	199,858	$ 1,330,229	$ 2,037,011
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	253,103	152,768	$ 2,668,254	$ 1,573,497
Reinvestment of distributions	5,499	4,565	57,893	47,213
Shares redeemed	(159,490)	(38,920)	(1,680,904)	(407,155)
Net increase (decrease)	99,112	118,413	$ 1,045,243	$ 1,213,555
Municipal Income 2017
Shares sold	1,886,168	2,007,948	$ 19,869,213	$ 20,712,587
Reinvestment of distributions	44,346	25,104	466,811	260,179
Shares redeemed	(802,633)	(104,279)	(8,433,992)	(1,080,868)
Net increase (decrease)	1,127,881	1,928,773	$ 11,902,032	$ 19,891,898
Institutional Class
Shares sold	417,232	116,587	$ 4,395,390	$ 1,207,115
Reinvestment of distributions	7,321	4,979	77,078	51,453
Shares redeemed	(174,910)	(5,077)	(1,843,596)	(53,156)
Net increase (decrease)	249,643	116,489	$ 2,628,872	$ 1,205,412
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	71,075	321,371	$ 770,446	$ 3,365,754
Reinvestment of distributions	14,013	13,112	151,486	137,669
Shares redeemed	(151,542)	(1,513)	(1,632,376)	(16,192)
Net increase (decrease)	(66,454)	332,970	$ (710,444)	$ 3,487,231
Municipal Income 2019
Shares sold	877,542	904,639	$ 9,487,248	$ 9,410,432
Reinvestment of distributions	33,729	22,597	364,612	237,489
Shares redeemed	(425,543)	(33,204)	(4,556,774)	(346,997)
Net increase (decrease)	485,728	894,032	$ 5,295,086	$ 9,300,924

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

	Shares		Dollars
Years ended June 30,	2013	2012	2013	2012
Fidelity Municipal Income 2019 Fund
Institutional Class
Shares sold	91,492	62,596	$ 989,763	$ 660,871
Reinvestment of distributions	12,211	12,174	131,999	127,480
Shares redeemed	(28,731)	(236)	(310,816)	(2,500)
Net increase (decrease)	74,972	74,534	$ 810,946	$ 785,851
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	70,438	262,065	$ 775,560	$ 2,777,323
Reinvestment of distributions	18,691	15,817	205,701	168,031
Shares redeemed	(57,324)	(8,644)	(626,936)	(89,539)
Net increase (decrease)	31,805	269,238	$ 354,325	$ 2,855,815
Municipal Income 2021
Shares sold	768,902	1,361,091	$ 8,472,542	$ 14,348,257
Reinvestment of distributions	40,991	28,570	451,204	304,093
Shares redeemed	(729,762)	(114,314)	(7,962,010)	(1,220,809)
Net increase (decrease)	80,131	1,275,347	$ 961,736	$ 13,431,541
Institutional Class
Shares sold	107,038	94,782	$ 1,178,564	$ 998,639
Reinvestment of distributions	15,771	15,727	173,500	166,772
Shares redeemed	(32,372)	(26,197)	(356,669)	(281,555)
Net increase (decrease)	90,437	84,312	$ 995,395	$ 883,856
Fidelity Municipal Income 2023 Fund A
Class A
Shares sold	250,001	-	$ 2,500,010	$ -
Reinvestment of distributions	269	-	2,547	-
Shares redeemed	-	-	-	-
Net increase (decrease)	250,270	-	$ 2,502,557	$ -
Municipal Income 2023
Shares sold	596,552	-	$ 5,961,848	$ -
Reinvestment of distributions	881	-	8,401	-
Shares redeemed	(28,898)	-	(281,706)	-
Net increase (decrease)	568,535	-	$ 5,688,543	$ -
Institutional Class
Shares sold	251,018	-	$ 2,510,010	$ -
Reinvestment of distributions	389	-	3,709	-
Shares redeemed	-	-	-	-
Net increase (decrease)	251,407	-	$ 2,513,719	$ -

A For the period April 23, 2013 (commencement of operations) to June 30, 2013.

Annual Report

9. Other

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2017 Fund	11%
Fidelity Municipal Income 2019 Fund	44%
Fidelity Municipal Income 2021 Fund	45%
Fidelity Municipal Income 2023 Fund	94%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund (the Funds), including the schedules of investments, as of June 30, 2013, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund as of June 30, 2013, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

August 13, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 Fidelity funds. Ms. Acton oversees 203 Fidelity funds. Mr. Curvey oversees 387 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the funds (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-
2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-
2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-
2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-
present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-
2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-
present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-
2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-
2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer of other Fidelity funds (2010-present) and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-
present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Municipal Income 2015 Fund Class A	08/05/13	08/02/13	$0.000
Fidelity Municipal Income 2017 Fund Class A	08/05/13	08/02/13	$0.000
Fidelity Municipal Income 2019 Fund Class A	08/05/13	08/02/13	$0.000
Fidelity Municipal Income 2021 Fund Class A	08/05/13	08/02/13	$0.032
Fidelity Municipal Income 2023 Fund Class A	08/05/13	08/02/13	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended June 30, 2013, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Municipal Income 2021 Fund	$141,462

During fiscal year ended 2013, 100% of each fund's income dividends were free from federal income tax, and 4.37%, 2.35%, 5.71%, 2.78%, 2.21% of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund income dividends, respectively, were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Income 2023 Fund

On January 17, 2013, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven municipal bond security selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed management fee out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total expense ratios are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ADMI-UANN-0813
1.926285.102

(Fidelity Investment logo)(registered trademark)
Fidelity® Defined Maturity Funds

Fidelity Advisor® Municipal Income 2015 Fund - Institutional Class

Fidelity Advisor Municipal Income 2017 Fund - Institutional Class

Fidelity Advisor Municipal Income 2019 Fund - Institutional Class

Fidelity Advisor Municipal Income 2021 Fund - Institutional Class

Fidelity Advisor Municipal Income 2023 Fund - Institutional Class

Annual Report

June 30, 2013

(Fidelity Cover Art)

Each Advisor fund
listed above is a
class of the Fidelity®
Defined Maturity Funds

Contents

Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor® Municipal Income 2015 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2017 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2019 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2021 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2023 Fund
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite a late-period sell off, municipal bonds generated a modest advance for the 12 months ending June 30, 2013, with the Barclays® Municipal Bond Index gaining 0.24%. In comparison, taxable investment-grade debt returned -0.69%, as measured by the Barclays® U.S. Aggregate Bond Index. During the bulk of the period, the muni market was relatively steady, as state tax revenues continued to recover, supply remained limited and investors steadily poured more money into the asset class, albeit at a slower rate than over the prior two years. But the market took a dramatic leg down in May and June, when U.S. bonds of all types sold off as the Federal Reserve communicated that it might curtail its massive bond-purchasing program earlier than expected. In effect, many investment-grade muni funds saw a full year of returns wiped out in those two months. In addition, the difficulties of a few high-profile issuers - such as Puerto Rico with its stagnant economy, Detroit with its shrinking population base and Illinois with overwhelming unfunded pension obligations - continued to weigh heavily on the muni market. Investors await either resolution of these crises or legal precedents that may have implications for the debt of other muni issuers.

Comments from Kevin Ramundo, Lead Portfolio Manager of Fidelity Advisor® Municipal Income 2017 Fund, Fidelity Advisor® Municipal Income 2021 Fund and Fidelity Advisor Municipal Income 2023 Fund, and Mark Sommer, Lead Portfolio Manager of Fidelity Advisor Municipal Income 2015 Fund and Fidelity Advisor Municipal Income 2019 Fund: For the year, the Institutional Class shares of the 2015, 2017, 2019 and 2021 funds performed about in line with their respective defined-maturity benchmarks. Going forward, the 2023 fund, which began operations on April 23, 2013, also will be compared with its Barclays index for full reporting periods. (For specific portfolio results, please refer to the performance section of this report.) We managed the funds with a multiyear horizon, using a number of strategies - including keeping the funds' interest rate sensitivity in line with their benchmarks and evaluating bonds based on both yield and potential for price appreciation - that helped the funds' relative performance. The funds benefited from their larger-than-benchmark exposure to lower-quality investment-grade bonds and from their underweighting in weak Puerto Rico bonds. In contrast, positioning among states hurt the 2017 and 2019 funds. Although there were modest disappointments in the 2015 and 2021 funds, nothing was materially detrimental.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013), except for Municipal Income 2023. For Municipal Income 2023, the actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 23, 2013 to June 30, 2013). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value June 30, 2013	Expenses Paid During Period
Fidelity Municipal Income 2015 Fund
Class A	.66%
Actual		$ 1,000.00	$ 1,001.40	$ 3.28 C
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31 C
Municipal Income 2015	.40%
Actual		$ 1,000.00	$ 1,002.70	$ 1.99 C
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,002.70	$ 1.99 C
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Fidelity Municipal Income 2017 Fund
Class A	.66%
Actual		$ 1,000.00	$ 994.30	$ 3.26 C
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31 C
Municipal Income 2017	.40%
Actual		$ 1,000.00	$ 995.60	$ 1.98 C
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Institutional Class	.40%
Actual		$ 1,000.00	$ 995.60	$ 1.98 C
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Fidelity Municipal Income 2019 Fund
Class A	.66%
Actual		$ 1,000.00	$ 976.40	$ 3.23 C
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31 C
Municipal Income 2019	.40%
Actual		$ 1,000.00	$ 977.60	$ 1.96 C
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Institutional Class	.40%
Actual		$ 1,000.00	$ 977.60	$ 1.96 C
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Fidelity Municipal Income 2021 Fund
Class A	.66%
Actual		$ 1,000.00	$ 967.10	$ 3.22 C
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31 C
	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value June 30, 2013	Expenses Paid During Period
Fidelity Municipal Income 2021 Fund
Municipal Income 2021	.40%
Actual		$ 1,000.00	$ 968.30	$ 1.95 C
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Institutional Class	.40%
Actual		$ 1,000.00	$ 968.30	$ 1.95 C
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Fidelity Municipal Income 2023 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,000.00	$ 1.23 D
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26 C
Municipal Income 2023	.40%
Actual		$ 1,000.00	$ 1,000.00	$ .76 D
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,000.00	$ .76 D
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

D Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 69/365 (to reflect the period April 23, 2013 to June 30, 2013.)

Annual Report

Fidelity Advisor® Municipal Income 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2013	Past 1 year	Life of fund A
Institutional Class	0.98%	2.15%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Municipal Income 2015 Fund - Institutional Class on May 19, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2015 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	14.8	7.2
New York	9.2	11.4
Florida	8.0	10.0
Texas	6.3	8.0
Arizona	6.0	7.0
Top Five Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.8	35.2
Special Tax	17.0	15.8
Health Care	11.6	12.8
Transportation	10.6	8.2
Electric Utilities	10.5	10.6
Weighted Average Maturity as of June 30, 2013
		6 months ago
Years	1.9	2.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	1.8	2.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
AAA 8.1%	AAA 7.0%
AA,A 77.3%	AA,A 81.4%
BBB 11.2%	BBB 11.4%
Short-Term Investments and Net Other Assets 3.4%	Short-Term Investments and Net Other Assets 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2015 Fund

Investments June 30, 2013

Showing Percentage of Net Assets

Municipal Bonds - 96.6%
	Principal Amount	Value
Arizona - 6.0%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 105,157
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/15 (FSA Insured)	910,000	983,774
Northern Arizona Univ. Revs. Series 2012, 3% 6/1/15 (FSA Insured)	200,000	207,088
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/15	1,750,000	1,897,315
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	945,412
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	310,000	335,454
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15	350,000	371,704
		4,845,904
California - 5.7%
California Gen. Oblig. 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	270,870
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/15	2,000,000	2,176,714
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	816,113
Palm Springs Unified School District Series 2011, 4% 8/1/15	1,000,000	1,063,880
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	216,048
		4,543,625
Connecticut - 4.3%
Bridgeport Gen. Oblig. 5% 8/15/15 (a)	1,500,000	1,612,665
Connecticut Health & Edl. Facilities Auth. Rev.:
(Hartford HealthCare Proj.) Series A, 4% 7/1/15	1,000,000	1,052,380
Series 2007 I, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	807,083
		3,472,128
Florida - 8.0%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 4% 7/1/15	1,000,000	1,057,050
Citizens Property Ins. Corp.:
Series 2007 B, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	185,000	197,636
Series 2010 A1, 5% 6/1/15	150,000	161,625
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/15	$ 500,000	$ 543,240
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2005 A, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	360,000	389,981
Series 2009 B, 5% 6/1/15	500,000	541,640
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	500,000	526,760
Miami-Dade County Pub. Facilities Rev. Series 2005 B, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	807,383
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/15 (c)	1,000,000	1,080,870
Reedy Creek Impt. District Utils. Rev. Series 2005-2, 5.25% 10/1/15 (AMBAC Insured)	1,000,000	1,084,750
		6,390,935
Georgia - 0.3%
Georgia Muni. Elec. Auth. Pwr. Rev. Series A, 4% 1/1/15	200,000	209,918
Hawaii - 2.0%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (c)	500,000	531,080
Hawaii Gen. Oblig. Series DR, 5% 6/1/15	1,000,000	1,083,880
		1,614,960
Illinois - 14.8%
Chicago Gen. Oblig. Series 1998, 5.5% 1/1/15 (FSA Insured)	1,295,000	1,388,460
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (b)	1,050,000	1,110,659
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	200,000	210,040
Illinois Gen. Oblig.:
Series 2005, 5% 4/1/15 (AMBAC Insured)	1,500,000	1,596,465
Series 2010, 5% 1/1/15	275,000	290,389
Series 2013, 4% 7/1/15 (a)	1,500,000	1,579,485
Illinois Reg'l. Trans. Auth. Series 2002 A, 5.75% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,015,000	1,114,429
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/15	250,000	270,783
Series 2013, 4% 6/15/15	2,000,000	2,128,000
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/15	2,000,000	2,170,740
		11,859,450
Municipal Bonds - continued
	Principal Amount	Value
Indiana - 1.6%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,080,240
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	217,588
		1,297,828
Kentucky - 1.0%
Pikeville Hosp. Rev. Series 2011, 4% 3/1/15	750,000	781,013
Maryland - 0.7%
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 3% 7/1/15	520,000	542,064
Massachusetts - 4.9%
Easton Gen. Oblig. 5% 8/1/15 (FSA Insured)	600,000	652,470
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	500,000	529,590
Massachusetts Gen. Oblig. Series 2005 C, 5% 9/1/15	505,000	551,490
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series 2012 A, 5% 7/1/15	2,000,000	2,167,540
		3,901,090
Michigan - 4.2%
Detroit School District Series 2012 A, 5% 5/1/15	500,000	529,465
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	750,000	805,073
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1999 B4, 0.9%, tender 3/16/15 (b)	1,000,000	1,003,890
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	950,000	1,019,540
		3,357,968
Missouri - 2.3%
Saint Louis Arpt. Rev. Series 2013, 4% 7/1/15	1,705,000	1,809,244
Nevada - 4.1%
Clark County Arpt. Rev. Series 2013 C1, 2.5% 7/1/15 (a)(c)	200,000	206,352
Clark County Fuel Tax Series 2008, 5% 6/1/15 (Escrowed to Maturity)	175,000	189,784
Clark County School District Series 2012 A, 5% 6/15/15	2,000,000	2,164,220
Nevada Gen. Oblig. Series 2011 E, 4% 6/1/15	700,000	743,358
		3,303,714
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - 3.9%
New Jersey Ctfs. of Prtn. Series 2008 A, 5% 6/15/15	$ 600,000	$ 646,836
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2012, 5% 6/15/15	1,605,000	1,702,969
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	500,000	537,335
New Jersey Trans. Trust Fund Auth. Series 2003 A, 5.5% 12/15/15 (AMBAC Insured)	100,000	110,478
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	159,995
		3,157,613
New Mexico - 1.6%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	295,000	303,968
New Mexico Severance Tax Rev. Series 2011 A2, 5% 7/1/15	900,000	978,390
		1,282,358
New York - 9.2%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A:
4% 5/1/15	100,000	105,944
5% 5/1/15	1,085,000	1,169,163
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	788,422
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/15	500,000	516,675
New York City Gen. Oblig.:
Series 2006 D, 5% 8/1/15	440,000	480,009
Series 2010 E, 5% 8/1/15	300,000	327,279
Series 2011 A, 3% 8/1/15	100,000	104,969
New York City Trust Cultural Resources Rev. Bonds Series 2009 C, 2.1%, tender 7/1/15 (b)	1,250,000	1,286,113
New York Dorm. Auth. Revs. Series 2012 A:
3% 7/1/15	235,000	245,258
5% 5/1/15	1,000,000	1,073,390
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	105,604
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/15	500,000	541,440
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 5% 6/1/15	575,000	605,510
		7,349,776
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - 2.3%
Dare County Ctfs. of Prtn. Series 2012 B, 3% 6/1/15	$ 620,000	$ 648,836
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	106,598
Wake County Gen. Oblig. Series 2009 C, 5% 3/1/15	1,000,000	1,075,210
		1,830,644
Ohio - 3.7%
Columbus Gen. Oblig. Series 2005 B, 5% 6/15/15	500,000	543,095
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/15	1,045,000	1,096,048
Kent State Univ. Revs. Series 2012 A, 5% 5/1/15	300,000	321,279
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (b)	1,000,000	1,007,590
		2,968,012
Oklahoma - 0.7%
Oklahoma St Wtr. Resources Board Rev. Fund Series 2011 A, 5% 4/1/15	500,000	538,845
Pennsylvania - 3.6%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	250,000	269,425
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/15	500,000	529,530
Philadelphia Redev. Auth. Rev. Series 2012, 5% 4/15/15	1,200,000	1,279,980
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	804,570
		2,883,505
Puerto Rico - 1.7%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2006 B, 5% 7/1/15	1,315,000	1,348,598
Texas - 6.3%
Denton Independent School District Series 2011, 5% 8/15/15	500,000	545,425
El Paso Independent School District Series 2008 A, 5% 2/15/15	100,000	107,118
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	628,587
Series A, 5% 7/1/15	125,000	135,471
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	$ 435,000	$ 471,153
Series 2010, 5% 5/15/15	500,000	539,995
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	500,000	540,120
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	1,000,000	999,040
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/15	1,000,000	1,088,540
		5,055,449
Washington - 3.1%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/15	350,000	372,768
Washington Gen. Oblig. Series R 2012A, 5% 7/1/15	1,425,000	1,548,519
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/15	500,000	546,145
		2,467,432
Wisconsin - 0.6%
Milwaukee Swr. Rev. Series S1, 3% 6/1/15	500,000	521,500
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $76,861,879)	77,333,573
NET OTHER ASSETS (LIABILITIES) - 3.4%	2,697,688
NET ASSETS - 100%	$ 80,031,261
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	32.8%
Special Tax	17.0%
Health Care	11.6%
Transportation	10.6%
Electric Utilities	10.5%
Education	6.1%
Water & Sewer	5.8%
Others* (Individually Less Than 5%)	5.6%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $76,861,879)		$ 77,333,573
Cash		5,008,459
Receivable for fund shares sold		398,605
Interest receivable		963,491
Other receivables		538
Total assets		83,704,666

Liabilities
Payable for investments purchased Regular delivery	$ 46,626
Delayed delivery	3,398,506
Payable for fund shares redeemed	180,823
Distributions payable	8,183
Accrued management fee	19,141
Distribution and service plan fees payable	1,783
Other affiliated payables	18,343
Total liabilities		3,673,405

Net Assets		$ 80,031,261
Net Assets consist of:
Paid in capital		$ 79,558,991
Undistributed net investment income		3,484
Accumulated undistributed net realized gain (loss) on investments		(2,908)
Net unrealized appreciation (depreciation) on investments		471,694
Net Assets		$ 80,031,261

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,662,081 ÷ 847,060 shares)	$ 10.23

Maximum offering price per share (100/97.25 of $10.23)	$ 10.52
Municipal Income 2015: Net Asset Value, offering price and redemption price per share ($65,378,780 ÷ 6,393,341 shares)	$ 10.23

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,990,400 ÷ 585,783 shares)	$ 10.23

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2013

Investment Income
Interest		$ 907,028

Expenses
Management fee	$ 199,532
Transfer agent fees	66,519
Distribution and service plan fees	15,276
Independent trustees' compensation	239
Miscellaneous	157
Total expenses before reductions	281,723
Expense reductions	(2,810)	278,913
Net investment income (loss)		628,115
Change in net unrealized appreciation (depreciation) on investment securities		(131,811)
Net increase (decrease) in net assets resulting from operations		$ 496,304

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2013	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 628,115	$ 413,471
Net realized gain (loss)	-	(2,859)
Change in net unrealized appreciation (depreciation)	(131,811)	559,761
Net increase (decrease) in net assets resulting from operations	496,304	970,373
Distributions to shareholders from net investment income	(628,090)	(410,012)
Share transactions - net increase (decrease)	24,417,681	39,131,397
Redemption fees	17	-
Total increase (decrease) in net assets	24,285,912	39,691,758

Net Assets
Beginning of period	55,745,349	16,053,591
End of period (including undistributed net investment income of $3,484 and undistributed net investment income of $3,458, respectively)	$ 80,031,261	$ 55,745,349

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.074	.095	.005
Net realized and unrealized gain (loss)	- H	.191	.039
Total from investment operations	.074	.286	.044
Distributions from net investment income	(.074)	(.096)	(.004)
Redemption fees added to paid in capital E	- H	-	-
Net asset value, end of period	$ 10.23	$ 10.23	$ 10.04
Total Return B, C, D	.72%	2.86%	.44%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65% A
Expenses net of fee waivers, if any	.65%	.65%	.65% A
Expenses net of all reductions	.65%	.65%	.63% A
Net investment income (loss)	.72%	.94%	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,662	$ 5,045	$ 3,027
Portfolio turnover rate	0%	3%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2015

Years ended June 30,	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.099	.120	.007
Net realized and unrealized gain (loss)	.001 E	.192	.040
Total from investment operations	.100	.312	.047
Distributions from net investment income	(.100)	(.122)	(.007)
Redemption fees added to paid in capital D	- H	-	-
Net asset value, end of period	$ 10.23	$ 10.23	$ 10.04
Total Return B, C	.98%	3.12%	.47%
Ratios to Average Net Assets G
Expenses before reductions	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40%	.40% A
Expenses net of all reductions	.40%	.40%	.39% A
Net investment income (loss)	.97%	1.19%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,379	$ 46,034	$ 10,456
Portfolio turnover rate	0%	3%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.099	.121	.007
Net realized and unrealized gain (loss)	.001 E	.191	.040
Total from investment operations	.100	.312	.047
Distributions from net investment income	(.100)	(.122)	(.007)
Redemption fees added to paid in capital D	- H	-	-
Net asset value, end of period	$ 10.23	$ 10.23	$ 10.04
Total Return B, C	.98%	3.12%	.47%
Ratios to Average Net Assets G
Expenses before reductions	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40%	.40% A
Expenses net of all reductions	.40%	.40%	.39% A
Net investment income (loss)	.97%	1.19%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,990	$ 4,667	$ 2,572
Portfolio turnover rate	0%	3%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Municipal Income 2017 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2013	Past 1 year	Life of fund A
Institutional Class	0.63%	3.39%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income 2017 Fund - Institutional Class on May 19, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2017 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
California	17.0	17.1
Florida	13.3	14.7
Pennsylvania	8.1	8.5
Michigan	6.0	6.9
New Jersey	6.0	5.3
Top Five Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	31.6	33.9
Health Care	17.9	18.2
Special Tax	10.9	12.1
Electric Utilities	10.4	10.7
Education	8.7	6.7
Weighted Average Maturity as of June 30, 2013
		6 months ago
Years	3.9	4.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	3.6	3.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
AAA 2.7%	AAA 3.2%
AA,A 83.1%	AA,A 82.5%
BBB 12.3%	BBB 10.9%
Short-Term Investments and Net Other Assets 1.9%	Short-Term Investments and Net Other Assets 3.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2017 Fund

Investments June 30, 2013

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount	Value
Alabama - 0.9%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/17	$ 475,000	$ 442,387
Arizona - 1.7%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	500,000	571,575
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	285,335
		856,910
California - 17.0%
California Gen. Oblig. 5% 3/1/17	215,000	243,432
California Pub. Works Board Lease Rev.:
Series 2009 A, 4.75% 4/1/17	600,000	668,178
Series B, 5% 6/1/17	600,000	682,662
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/17	1,000,000	1,151,580
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,079,810
Los Angeles Unified School District Series 2011 A1, 4% 7/1/17	500,000	554,235
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	283,803
Newport Beach Rev. Series 2009 A, 5% 12/1/17	500,000	570,055
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	565,005
Oakland Gen. Oblig. Series 2012, 5% 1/15/17	285,000	317,949
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,494,611
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	160,587
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	400,000	427,548
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	340,488
		8,539,943
Connecticut - 3.8%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	480,000	478,670
Series D, 5% 7/1/17	1,000,000	1,124,860
Series I, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	275,923
		1,879,453
Municipal Bonds - continued
	Principal Amount	Value
Florida - 13.3%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	$ 500,000	$ 559,965
Citizens Property Ins. Corp. Series 2010 A1:
5% 6/1/17 (FSA Insured)	250,000	276,288
5.25% 6/1/17	725,000	807,128
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	500,000	568,645
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,127,330
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,130,640
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,151,840
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (b)	500,000	558,355
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/17	250,000	288,745
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	216,621
		6,685,557
Georgia - 4.3%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	250,000	280,315
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	280,680
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008, 4% 1/1/17	100,000	108,765
Series 2010, 5% 4/1/17	350,000	394,982
Series A, 5.25% 1/1/17	440,000	497,253
Series GG, 5% 1/1/17	515,000	574,838
		2,136,833
Illinois - 5.9%
Chicago Park District Gen. Oblig. Series 2011 C, 5% 1/1/17	345,000	383,219
Illinois Fin. Auth. Rev.:
Series 2009 B, 5% 7/1/17	200,000	228,714
Series 2013, 5% 5/15/17	295,000	319,972
Illinois Gen. Oblig.:
Series 2009, 4% 4/1/17	500,000	531,795
Series 2012, 5% 3/1/17	1,000,000	1,097,950
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	$ 250,000	$ 276,588
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	100,000	113,993
		2,952,231
Indiana - 1.4%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (a)	500,000	501,905
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	200,000	218,266
		720,171
Maryland - 2.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2012, 4% 7/1/17	500,000	546,255
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	500,000	547,065
		1,093,320
Massachusetts - 4.3%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17	850,000	914,184
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/17	1,000,000	1,145,620
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/17	100,000	114,273
		2,174,077
Michigan - 6.0%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,667,320
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17	1,000,000	1,092,580
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	225,000	263,104
		3,023,004
Missouri - 1.7%
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/17	730,000	826,579
Nebraska - 1.1%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/17	500,000	563,730
New Jersey - 6.0%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2012, 5% 6/15/17	1,000,000	1,086,780
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/17	$ 610,000	$ 686,415
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	342,276
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	316,303
Series 2011 B, 5% 6/15/17	500,000	564,405
		2,996,179
New Jersey/Pennsylvania - 1.2%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	593,696
New York - 4.5%
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	339,141
New York City Gen. Oblig. Series 2011 B, 5% 8/1/17	680,000	779,314
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	456,478
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	113,555
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	500,000	569,290
		2,257,778
North Carolina - 1.7%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	420,197
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	448,250
		868,447
Ohio - 3.9%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	100,000	110,476
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/17	1,000,000	1,054,920
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	143,081
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	644,339
		1,952,816
Pennsylvania - 8.1%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	338,151
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.15% 3/1/17	$ 1,000,000	$ 974,450
Commonwealth Fing. Auth. Rev. Series 2013 A2, 4% 6/1/17	250,000	271,863
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,089,890
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,376,226
		4,050,580
Puerto Rico - 0.5%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	250,000	258,955
South Carolina - 0.3%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	125,000	140,614
Texas - 4.2%
Denton Independent School District Series 2011, 5% 8/15/17	500,000	574,130
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	360,000	408,377
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	566,150
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	572,810
		2,121,467
Utah - 0.8%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	388,939
Washington - 2.2%
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/17 (b)	500,000	556,950
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	268,838
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	250,000	285,845
		1,111,633
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 1.1%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	$ 500,000	$ 547,305
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $48,894,848)	49,182,604
NET OTHER ASSETS (LIABILITIES) - 1.9%	928,319
NET ASSETS - 100%	$ 50,110,923
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	31.6%
Health Care	17.9%
Special Tax	10.9%
Electric Utilities	10.4%
Education	8.7%
Transportation	7.9%
Water & Sewer	5.2%
Others* (Individually Less Than 5%)	7.4%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $48,894,848)		$ 49,182,604
Cash		331,178
Receivable for fund shares sold		5,200
Interest receivable		631,337
Other receivables		360
Total assets		50,150,679

Liabilities
Payable for fund shares redeemed	$ 6,858
Distributions payable	6,693
Accrued management fee	12,731
Transfer agent fee payable	12,434
Distribution and service plan fees payable	1,040
Total liabilities		39,756

Net Assets		$ 50,110,923
Net Assets consist of:
Paid in capital		$ 49,819,913
Undistributed net investment income		3,296
Accumulated undistributed net realized gain (loss) on investments		(42)
Net unrealized appreciation (depreciation) on investments		287,756
Net Assets		$ 50,110,923

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,973,135 ÷ 479,709 shares)	$ 10.37

Maximum offering price per share (100/97.25 of $10.37)	$ 10.66
Municipal Income 2017: Net Asset Value, offering price and redemption price per share ($38,746,924 ÷ 3,737,725 shares)	$ 10.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,390,864 ÷ 616,489 shares)	$ 10.37

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements - continued

Statement of Operations

	Year ended June 30, 2013

Investment Income
Interest		$ 825,489

Expenses
Management fee	$ 132,822
Transfer agent fees	44,277
Distribution and service plan fees	11,529
Independent trustees' compensation	158
Miscellaneous	102
Total expenses before reductions	188,888
Expense reductions	(2,123)	186,765
Net investment income (loss)		638,724
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(42)
Change in net unrealized appreciation (depreciation) on investment securities		(579,943)
Net gain (loss)		(579,985)
Net increase (decrease) in net assets resulting from operations		$ 58,739

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2013	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 638,724	$ 389,958
Net realized gain (loss)	(42)	39,482
Change in net unrealized appreciation (depreciation)	(579,943)	882,867
Net increase (decrease) in net assets resulting from operations	58,739	1,312,307
Distributions to shareholders from net investment income	(637,272)	(388,113)
Distributions to shareholders from net realized gain	(42,129)	-
Total distributions	(679,401)	(388,113)
Share transactions - net increase (decrease)	15,576,147	22,310,865
Redemption fees	333	273
Total increase (decrease) in net assets	14,955,818	23,235,332

Net Assets
Beginning of period	35,155,105	11,919,773
End of period (including undistributed net investment income of $3,296 and undistributed net investment income of $1,843, respectively)	$ 50,110,923	$ 35,155,105

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.128	.150	.012
Net realized and unrealized gain (loss)	(.087)	.480	(.011)
Total from investment operations	.041	.630	.001
Distributions from net investment income	(.129)	(.150)	(.011)
Distributions from net realized gain	(.012)	-	-
Total distributions	(.141)	(.150)	(.011)
Redemption fees added to paid in capital E	- H	- H	-
Net asset value, end of period	$ 10.37	$ 10.47	$ 9.99
Total Return B, C, D	.38%	6.34%	.01%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65% A
Expenses net of fee waivers, if any	.65%	.65%	.65% A
Expenses net of all reductions	.65%	.65%	.63% A
Net investment income (loss)	1.22%	1.45%	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,973	$ 3,986	$ 2,618
Portfolio turnover rate	0%	5%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2017

Years ended June 30,	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.155	.176	.014
Net realized and unrealized gain (loss)	(.088)	.480	(.010)
Total from investment operations	.067	.656	.004
Distributions from net investment income	(.155)	(.176)	(.014)
Distributions from net realized gain	(.012)	-	-
Total distributions	(.167)	(.176)	(.014)
Redemption fees added to paid in capital D	- G	- G	-
Net asset value, end of period	$ 10.37	$ 10.47	$ 9.99
Total Return B, C	.63%	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40%	.40% A
Expenses net of all reductions	.40%	.40%	.39% A
Net investment income (loss)	1.47%	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,747	$ 27,328	$ 6,801
Portfolio turnover rate	0%	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.155	.176	.015
Net realized and unrealized gain (loss)	(.088)	.480	(.011)
Total from investment operations	.067	.656	.004
Distributions from net investment income	(.155)	(.176)	(.014)
Distributions from net realized gain	(.012)	-	-
Total distributions	(.167)	(.176)	(.014)
Redemption fees added to paid in capital D	- G	- G	-
Net asset value, end of period	$ 10.37	$ 10.47	$ 9.99
Total Return B, C	.63%	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40%	.40% A
Expenses net of all reductions	.40%	.40%	.39% A
Net investment income (loss)	1.47%	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,391	$ 3,841	$ 2,500
Portfolio turnover rate	0%	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Municipal Income 2019 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2013	Past 1 year	Life of fund A
Institutional Class	0.49%	4.58%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income 2019 Fund - Institutional Class on May 19, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2019 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	19.5	15.4
Illinois	10.6	7.6
New York	8.9	12.9
California	7.7	8.0
Michigan	6.3	6.6
Top Five Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	28.4	37.6
Special Tax	20.9	18.4
Transportation	13.0	13.6
Education	10.2	5.7
Health Care	10.1	10.7
Weighted Average Maturity as of June 30, 2013
		6 months ago
Years	5.9	6.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	5.1	5.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
AAA 10.9%	AAA 8.9%
AA,A 81.7%	AA,A 84.2%
BBB 3.1%	BBB 3.3%
Short-Term Investments and Net Other Assets 4.3%	Short-Term Investments and Net Other Assets 3.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2019 Fund

Investments June 30, 2013

Showing Percentage of Net Assets

Municipal Bonds - 95.7%
	Principal Amount	Value
Arizona - 5.5%
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	$ 645,000	$ 723,942
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	708,636
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19	500,000	552,180
		1,984,758
California - 7.7%
California Econ. Recovery Series A, 4.6% 7/1/19	1,040,000	1,200,930
California Gen. Oblig. 5.5% 4/1/19	500,000	596,000
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	562,565
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	386,188
		2,745,683
Florida - 19.5%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/19	1,000,000	1,139,570
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	250,000	280,925
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	583,110
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	931,504
Florida of Board Governors Atlantic Univ. Parking Facility Series 2013 A, 5% 7/1/19	1,515,000	1,752,003
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,144,360
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	562,595
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	500,000	590,200
		6,984,267
Georgia - 0.7%
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	234,458
Illinois - 10.6%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,138,060
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	$ 325,000	$ 372,977
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,109,980
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,162,610
		3,783,627
Indiana - 0.8%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	296,360
Iowa - 2.6%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	935,833
Maryland - 5.1%
Maryland Gen. Oblig. Series C, 5% 3/1/19	585,000	692,576
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (a)	1,000,000	1,138,920
		1,831,496
Massachusetts - 3.3%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/19	1,000,000	1,179,650
Michigan - 6.3%
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,126,670
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,119,790
		2,246,460
Minnesota - 3.3%
Hennepin County Sales Tax Rev. Series 2007 A, 5% 12/15/19	595,000	709,252
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	410,000	476,014
		1,185,266
New Jersey - 4.5%
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	691,612
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	575,795
New Jersey Trans. Trust Fund Auth. Series 2003 B, 5.25% 12/15/19	300,000	351,783
		1,619,190
Municipal Bonds - continued
	Principal Amount	Value
New Mexico - 2.0%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	$ 600,000	$ 704,910
New York - 8.9%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	586,500
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,161,060
New York Dorm. Auth. Personal Income Tax Rev. Series 2010 E, 5% 2/15/19	1,000,000	1,164,390
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	297,209
		3,209,159
Ohio - 2.6%
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	943,396
Pennsylvania - 5.5%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	114,382
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	203,854
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	921,112
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	748,859
		1,988,207
Texas - 3.2%
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	575,495
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	588,250
		1,163,745
Washington - 0.4%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	126,165
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 3.2%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	$ 1,000,000	$ 1,163,420
TOTAL INVESTMENT PORTFOLIO - 95.7% (Cost $33,559,180)	34,326,050
NET OTHER ASSETS (LIABILITIES) - 4.3%	1,533,028
NET ASSETS - 100%	$ 35,859,078
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	28.4%
Special Tax	20.9%
Transportation	13.0%
Education	10.2%
Health Care	10.1%
Water & Sewer	8.0%
Others* (Individually Less Than 5%)	9.4%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $33,559,180)		$ 34,326,050
Cash		986,143
Receivable for fund shares sold		85,000
Interest receivable		488,702
Other receivables		232
Total assets		35,886,127

Liabilities
Payable for fund shares redeemed	$ 1,502
Distributions payable	5,165
Accrued management fee	9,253
Transfer agent fee payable	9,397
Distribution and service plan fees payable	1,732
Total liabilities		27,049

Net Assets		$ 35,859,078
Net Assets consist of:
Paid in capital		$ 35,157,689
Undistributed net investment income		2,109
Accumulated undistributed net realized gain (loss) on investments		(67,590)
Net unrealized appreciation (depreciation) on investments		766,870
Net Assets		$ 35,859,078

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,172,774 ÷ 778,268 shares)	$ 10.50

Maximum offering price per share (100/97.25 of $10.50)	$ 10.80
Municipal Income 2019: Net Asset Value, offering price and redemption price per share ($20,787,009 ÷ 1,979,489 shares)	$ 10.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,899,295 ÷ 656,995 shares)	$ 10.50

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements - continued

Statement of Operations

	Year ended June 30, 2013

Investment Income
Interest		$ 876,102

Expenses
Management fee	$ 105,739
Transfer agent fees	35,248
Distribution and service plan fees	21,322
Independent trustees' compensation	128
Miscellaneous	85
Total expenses before reductions	162,522
Expense reductions	(1,241)	161,281
Net investment income (loss)		714,821
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(64,475)
Change in net unrealized appreciation (depreciation) on investment securities		(648,006)
Net gain (loss)		(712,481)
Net increase (decrease) in net assets resulting from operations		$ 2,340

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2013	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 714,821	$ 528,479
Net realized gain (loss)	(64,475)	(3,115)
Change in net unrealized appreciation (depreciation)	(648,006)	1,495,376
Net increase (decrease) in net assets resulting from operations	2,340	2,020,740
Distributions to shareholders from net investment income	(714,821)	(526,282)
Distributions to shareholders from net realized gain	-	(1,306)
Total distributions	(714,821)	(527,588)
Share transactions - net increase (decrease)	5,395,588	13,574,006
Redemption fees	12	78
Total increase (decrease) in net assets	4,683,119	15,067,236

Net Assets
Beginning of period	31,175,959	16,108,723
End of period (including undistributed net investment income of $2,109 and undistributed net investment income of $2,109, respectively)	$ 35,859,078	$ 31,175,959

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.199	.215	.017
Net realized and unrealized gain (loss)	(.170)	.721	(.051)
Total from investment operations	.029	.936	(.034)
Distributions from net investment income	(.199)	(.215)	(.016)
Distributions from net realized gain	-	(.001)	-
Total distributions	(.199)	(.216)	(.016)
Redemption fees added to paid in capital E	- H	- H	-
Net asset value, end of period	$ 10.50	$ 10.67	$ 9.95
Total Return B, C, D	.24%	9.47%	(.34)%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65% A
Expenses net of fee waivers, if any	.65%	.65%	.65% A
Expenses net of all reductions	.65%	.65%	.64% A
Net investment income (loss)	1.84%	2.06%	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,173	$ 9,017	$ 5,092
Portfolio turnover rate	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2019

Years ended June 30,	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.226	.242	.019
Net realized and unrealized gain (loss)	(.170)	.720	(.050)
Total from investment operations	.056	.962	(.031)
Distributions from net investment income	(.226)	(.242)	(.019)
Distributions from net realized gain	-	(.001)	-
Total distributions	(.226)	(.242) H	(.019)
Redemption fees added to paid in capital D	- G	- G	-
Net asset value, end of period	$ 10.50	$ 10.67	$ 9.95
Total Return B, C	.49%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40%	.40% A
Expenses net of all reductions	.40%	.40%	.39% A
Net investment income (loss)	2.09%	2.31%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,787	$ 15,946	$ 5,967
Portfolio turnover rate	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.226	.241	.019
Net realized and unrealized gain (loss)	(.170)	.721	(.050)
Total from investment operations	.056	.962	(.031)
Distributions from net investment income	(.226)	(.242)	(.019)
Distributions from net realized gain	-	(.001)	-
Total distributions	(.226)	(.242) H	(.019)
Redemption fees added to paid in capital D	- G	- G	-
Net asset value, end of period	$ 10.50	$ 10.67	$ 9.95
Total Return B, C	.49%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40%	.40% A
Expenses net of all reductions	.40%	.40%	.39% A
Net investment income (loss)	2.09%	2.31%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,899	$ 6,213	$ 5,050
Portfolio turnover rate	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Municipal Income 2021 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2013	Past 1 year	Life of fund A
Institutional Class	0.10%	5.43%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income 2021 Fund - Institutional Class on May 19, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2021 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
California	14.1	12.7
New Jersey	13.5	12.6
Florida	8.7	8.4
New York	8.7	6.9
Texas	6.9	10.9
Top Five Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	40.4	43.7
Health Care	16.7	17.5
Special Tax	11.2	10.6
Electric Utilities	9.6	9.3
Water & Sewer	7.2	2.4
Weighted Average Maturity as of June 30, 2013
		6 months ago
Years	7.9	8.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	6.7	7.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
AAA 2.3%	AAA 5.2%
AA,A 87.2%	AA,A 85.6%
BBB 7.6%	BBB 5.7%
Short-Term Investments and Net Other Assets 2.9%	Short-Term Investments and Net Other Assets 3.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2021 Fund

Investments June 30, 2013

Showing Percentage of Net Assets

Municipal Bonds - 97.1%
	Principal Amount	Value
Arizona - 4.4%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 663,491
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	345,822
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	588,510
		1,597,823
California - 14.1%
California Gen. Oblig. 5% 3/1/21	600,000	685,164
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	578,725
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	575,355
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,130,830
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	296,428
Los Angeles Wastewtr. Sys. Series 2013, 5% 6/1/21	500,000	589,995
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	120,181
Series 2011 C, 5% 5/1/21 (a)	500,000	569,660
San Jose Fing. Auth. Lease Rev. Series 2013 A, 4% 6/1/21	285,000	312,719
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	291,673
		5,150,730
Florida - 8.7%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/21	500,000	571,760
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	286,320
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	877,403
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	869,198
Series 2012 A, 5% 7/1/21	500,000	579,465
		3,184,146
Georgia - 2.1%
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	294,343
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2011 A, 5% 1/1/21	420,000	485,146
		779,489
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 3.1%
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	$ 500,000	$ 578,295
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	547,885
		1,126,180
Indiana - 2.4%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	229,560
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	290,883
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	358,116
		878,559
Massachusetts - 3.4%
Massachusetts Gen. Oblig. Series B, 5.25% 9/1/21	450,000	546,386
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	238,262
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	458,309
		1,242,957
Michigan - 6.8%
Detroit School District Series 2012 A, 5% 5/1/21	500,000	560,760
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	242,502
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	570,315
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/21	1,000,000	1,100,670
		2,474,247
Minnesota - 3.6%
Saint Paul Independent School District #625 Series 2011 A, 4% 2/1/21	1,170,000	1,293,856
Nebraska - 1.6%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	582,715
Nevada - 0.8%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	289,743
New Jersey - 13.5%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	798,520
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2011 EE, 5.5% 9/1/21	1,180,000	1,402,732
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/21	$ 540,000	$ 615,438
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,132,870
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	110,045
Series 2011 B, 5% 6/15/21	750,000	844,650
		4,904,255
New York - 8.7%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	564,845
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	534,630
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	805,663
New York Dorm. Auth. Revs. Series 1, 4% 7/1/21	600,000	662,562
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2012 A, 5% 4/1/21	500,000	587,495
		3,155,195
North Carolina - 3.9%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	231,018
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,169,030
		1,400,048
Pennsylvania - 4.2%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	402,830
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	562,505
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	575,645
		1,540,980
South Carolina - 2.3%
Horry County School District Series 2011, 5% 3/1/21	700,000	833,665
Texas - 6.9%
Corpus Christi Util. Sys. Rev. 5% 7/15/21	750,000	872,648
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	291,098
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	574,440
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	$ 200,000	$ 234,448
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	552,640
		2,525,274
Washington - 3.4%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	777,229
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	160,758
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	290,630
		1,228,617
Wisconsin - 3.2%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,169,810
TOTAL INVESTMENT PORTFOLIO - 97.1% (Cost $34,702,709)	35,358,289
NET OTHER ASSETS (LIABILITIES) - 2.9%	1,071,087
NET ASSETS - 100%	$ 36,429,376
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	40.4%
Health Care	16.7%
Special Tax	11.2%
Electric Utilities	9.6%
Water & Sewer	7.2%
Education	5.6%
Others* (Individually Less Than 5%)	9.3%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $34,702,709)		$ 35,358,289
Cash		619,317
Interest receivable		486,904
Other receivables		156
Total assets		36,464,666

Liabilities
Payable for fund shares redeemed	$ 3,009
Distributions payable	11,165
Accrued management fee	9,453
Transfer agent fee payable	9,824
Distribution and service plan fees payable	1,839
Total liabilities		35,290

Net Assets		$ 36,429,376
Net Assets consist of:
Paid in capital		$ 35,654,425
Undistributed net investment income		2,801
Accumulated undistributed net realized gain (loss) on investments		116,570
Net unrealized appreciation (depreciation) on investments		655,580
Net Assets		$ 36,429,376

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,664,448 ÷ 820,048 shares)	$ 10.57

Maximum offering price per share (100/97.25 of $10.57)	$ 10.87
Municipal Income 2021: Net Asset Value, offering price and redemption price per share ($20,604,141 ÷ 1,950,086 shares)	$ 10.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,160,787 ÷ 677,732 shares)	$ 10.57

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2013

Investment Income
Interest		$ 1,103,098

Expenses
Management fee	$ 116,412
Transfer agent fees	38,808
Distribution and service plan fees	22,780
Independent trustees' compensation	142
Miscellaneous	96
Total expenses before reductions	178,238
Expense reductions	(873)	177,365
Net investment income (loss)		925,733
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		142,670
Change in net unrealized appreciation (depreciation) on investment securities		(1,144,297)
Net gain (loss)		(1,001,627)
Net increase (decrease) in net assets resulting from operations		$ (75,894)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2013	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 925,733	$ 668,595
Net realized gain (loss)	142,670	104,127
Change in net unrealized appreciation (depreciation)	(1,144,297)	1,873,939
Net increase (decrease) in net assets resulting from operations	(75,894)	2,646,661
Distributions to shareholders from net investment income	(925,732)	(665,786)
Distributions to shareholders from net realized gain	(68,695)	(62,049)
Total distributions	(994,427)	(727,835)
Share transactions - net increase (decrease)	2,311,456	17,171,212
Redemption fees	933	802
Total increase (decrease) in net assets	1,242,068	19,090,840

Net Assets
Beginning of period	35,187,308	16,096,468
End of period (including undistributed net investment income of $2,801 and undistributed net investment income of $2,800, respectively)	$ 36,429,376	$ 35,187,308

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.242	.248	.017
Net realized and unrealized gain (loss)	(.250)	.906	(.040)
Total from investment operations	(.008)	1.154	(.023)
Distributions from net investment income	(.242)	(.248)	(.017)
Distributions from net realized gain	(.020)	(.026)	-
Total distributions	(.262)	(.274)	(.017)
Redemption fees added to paid in capital E	- H	- H	-
Net asset value, end of period	$ 10.57	$ 10.84	$ 9.96
Total Return B, C, D	(.15)%	11.68%	(.23)%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65% A
Expenses net of fee waivers, if any	.65%	.65%	.65% A
Expenses net of all reductions	.65%	.65%	.63% A
Net investment income (loss)	2.19%	2.34%	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,664	$ 8,546	$ 5,168
Portfolio turnover rate	12%	14%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2021

Years ended June 30,	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.269	.275	.019
Net realized and unrealized gain (loss)	(.250)	.905	(.040)
Total from investment operations	.019	1.180	(.021)
Distributions from net investment income	(.269)	(.274)	(.019)
Distributions from net realized gain	(.020)	(.026)	-
Total distributions	(.289)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	-
Net asset value, end of period	$ 10.57	$ 10.84	$ 9.96
Total Return B, C	.10%	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40%	.40% A
Expenses net of all reductions	.40%	.40%	.39% A
Net investment income (loss)	2.44%	2.59%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,604	$ 20,274	$ 5,921
Portfolio turnover rate	12%	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.269	.274	.020
Net realized and unrealized gain (loss)	(.250)	.906	(.041)
Total from investment operations	.019	1.180	(.021)
Distributions from net investment income	(.269)	(.274)	(.019)
Distributions from net realized gain	(.020)	(.026)	-
Total distributions	(.289)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	-
Net asset value, end of period	$ 10.57	$ 10.84	$ 9.96
Total Return B, C	.10%	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40%	.40% A
Expenses net of all reductions	.40%	.40%	.39% A
Net investment income (loss)	2.44%	2.60%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,161	$ 6,367	$ 5,008
Portfolio turnover rate	12%	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2023 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2013
% of fund's net assets
California	25.6
New York	14.4
Illinois	9.9
New Jersey	8.6
Washington	8.2
Top Five Sectors as of June 30, 2013
% of fund's net assets
General Obligations	46.0
Special Tax	13.7
Electric Utilities	11.9
Water & Sewer	11.6
Health Care	8.0
Weighted Average Maturity as of June 30, 2013

Years	9.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013

Years	8.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2013
AAA 4.6%
AA,A 80.4%
BBB 12.9%
Short-Term Investments and Net Other Assets 2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2023 Fund

Investments June 30, 2013

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
Arizona - 5.8%
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/23	$ 500,000	$ 584,860
California - 25.6%
California Gen. Oblig. 4% 2/1/23	500,000	542,650
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	100,000	113,518
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	286,810
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	350,000	411,922
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2013 B, 5% 7/1/23	350,000	414,043
Los Angeles Wastewtr. Sys. Series 2013 B, 5% 6/1/23	350,000	410,277
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	65,217
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	116,250
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	230,732
		2,591,419
Connecticut - 4.5%
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	115,791
Hartford Gen. Oblig. Series 2013, 5% 4/1/23	300,000	338,985
		454,776
Florida - 1.6%
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	165,442
Illinois - 9.9%
Chicago Gen. Oblig. (Cap. Impt. Proj.) Series 1999, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	227,225
Illinois Gen. Oblig. Series 2013, 5% 7/1/23 (a)	200,000	214,978
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (FGIC Insured)	75,000	88,810
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	400,000	459,832
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	16,940
		1,007,785
Indiana - 2.8%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	285,370
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - 0.6%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 50,000	$ 61,356
Michigan - 4.0%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	51,850
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	300,000	353,181
		405,031
Minnesota - 3.5%
Saint Paul Independent School District #625 (SD Cr. Enhancement Prog.) Series 2013 B, 5% 2/1/23	300,000	356,769
New Jersey - 8.6%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2013, 5% 3/1/23	550,000	634,161
Rutgers State Univ. Rev. Series 2013 J, 5% 5/1/23 (a)	200,000	234,192
		868,353
New York - 14.4%
New York City Gen. Oblig. Series 2013 J, 5% 8/1/23	600,000	701,976
New York Urban Dev. Corp. Rev. (State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	757,974
		1,459,950
Ohio - 4.1%
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	418,176
Texas - 4.3%
Houston Util. Sys. Rev. Series 2013 B, 4% 11/15/23	300,000	327,951
Humble Independent School District Series 2013 B, 5% 2/15/23	90,000	106,173
		434,124
Washington - 8.2%
King County Swr. Rev. Series 2013 A, 5% 1/1/23	50,000	59,070
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	300,000	334,212
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	$ 300,000	$ 315,924
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	116,808
		826,014
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $10,476,343)	9,919,425
NET OTHER ASSETS (LIABILITIES) - 2.1%	214,019
NET ASSETS - 100%	$ 10,133,444
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	46.0%
Special Tax	13.7%
Electric Utilities	11.9%
Water & Sewer	11.6%
Health Care	8.0%
Others* (Individually Less Than 5%)	8.8%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $10,476,343)		$ 9,919,425
Cash		714,468
Interest receivable		63,880
Other receivables		652
Total assets		10,698,425

Liabilities
Payable for investments purchased Regular delivery	$ 116,250
Delayed delivery	443,568
Distributions payable	113
Accrued management fee	2,580
Distribution and service plan fees payable	501
Other affiliated payables	1,969
Total liabilities		564,981

Net Assets		$ 10,133,444
Net Assets consist of:
Paid in capital		$ 10,704,969
Accumulated undistributed net realized gain (loss) on investments		(14,607)
Net unrealized appreciation (depreciation) on investments		(556,918)
Net Assets		$ 10,133,444

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2023 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,369,725 ÷ 250,270 shares)	$ 9.47

Maximum offering price per share (100/97.25 of $9.47)	$ 9.74
Municipal Income 2023: Net Asset Value, offering price and redemption price per share ($5,383,225 ÷ 568,535 shares)	$ 9.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,380,494 ÷ 251,407 shares)	$ 9.47

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	For the period April 23, 2013 (commencement of operations) to June 30, 2013

Investment Income
Interest		$ 23,206

Expenses
Management fee	$ 5,922
Transfer agent fees	1,968
Distribution and service plan fees	1,162
Independent trustees' compensation	6
Total expenses before reductions	9,058
Expense reductions	(652)	8,406
Net investment income (loss)		14,800
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(14,607)
Change in net unrealized appreciation (depreciation) on investment securities		(556,918)
Net gain (loss)		(571,525)
Net increase (decrease) in net assets resulting from operations		$ (556,725)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2023 Fund

Financial Statements - continued

Statement of Changes in Net Assets

For the period April 23, 2013 (commencement of operations) to June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,800
Net realized gain (loss)	(14,607)
Change in net unrealized appreciation (depreciation)	(556,918)
Net increase (decrease) in net assets resulting from operations	(556,725)
Distributions to shareholders from net investment income	(14,800)
Share transactions - net increase (decrease)	10,704,819
Redemption fees	150
Total increase (decrease) in net assets	10,133,444

Net Assets
Beginning of period	-
End of period	$ 10,133,444

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Period ended June 30,	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.010
Net realized and unrealized gain (loss)	(.530)
Total from investment operations	(.520)
Distributions from net investment income	(.010)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.47
Total Return B, C, D	(5.20)%
Ratios to Average Net Assets G
Expenses before reductions	.65% A
Expenses net of fee waivers, if any	.65% A
Expenses net of all reductions	.62% A
Net investment income (loss)	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,370
Portfolio turnover rate	4% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period April 23, 2013 (commencement of operations) to June 30, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2023

Period ended June 30,	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.015
Net realized and unrealized gain (loss)	(.530)
Total from investment operations	(.515)
Distributions from net investment income	(.015)
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 9.47
Total Return B, C	(5.15)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.37% A
Net investment income (loss)	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,383
Portfolio turnover rate	4% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended June 30,	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.015
Net realized and unrealized gain (loss)	(.530)
Total from investment operations	(.515)
Distributions from net investment income	(.015)
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 9.47
Total Return B, C	(5.15)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.37% A
Net investment income (loss)	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,380
Portfolio turnover rate	4% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2013

1. Organization.

Fidelity® Municipal Income 2015 Fund, Fidelity® Municipal Income 2017 Fund, Fidelity® Municipal Income 2019 Fund, Fidelity® Municipal Income 2021 Fund and Fidelity® Municipal Income 2023 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Municipal Income 2023 Fund is a non-diversified fund. The Funds offer Class A, Institutional Class, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of June 30, 2013, each Fund did not have any unrecognized tax benefits in the financial statements; nor is

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2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

Each Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2015 Fund	$ 76,861,879	$ 566,637	$ (94,943)	$ 471,694
Fidelity Municipal Income 2017 Fund	48,893,367	616,197	(326,960)	289,237
Fidelity Municipal Income 2019 Fund	33,559,180	954,493	(187,623)	766,870

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Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2021 Fund	$ 34,702,709	$ 985,806	$ (330,226)	$ 655,580
Fidelity Municipal Income 2023 Fund	10,476,343	6,362	(563,280)	(556,918)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Municipal Income 2015 Fund	$ 3,484	$ -	$ (2,909)	$ 471,694
Fidelity Municipal Income 2017 Fund	1,815	-	(42)	289,237
Fidelity Municipal Income 2019 Fund	2,109	-	(67,589)	766,870
Fidelity Municipal Income 2021 Fund	2,801	116,570	-	655,580
Fidelity Municipal Income 2023 Fund	-	-	(14,607)	(556,918)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration Short-term	Total capital loss carryfoward
Fidelity Municipal Income 2015 Fund	$ (2,909)	$ (2,909)
Fidelity Municipal Income 2017 Fund	(42)	(42)
Fidelity Municipal Income 2019 Fund	(67,589)	(67,589)
Fidelity Municipal Income 2023 Fund	(14,607)	(14,607)

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2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

June 30, 2013
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Municipal Income 2015 Fund	$ 628,090	$ -	$ -	$ 628,090
Fidelity Municipal Income 2017 Fund	637,272	42,129	-	679,401
Fidelity Municipal Income 2019 Fund	714,821	-	-	714,821
Fidelity Municipal Income 2021 Fund	925,732	46,824	21,871	994,427
Fidelity Municipal Income 2023 Fund	14,800	-	-	14,800
June 30, 2012
	Tax-Exempt Income	Ordinary Income	Total
Fidelity Municipal Income 2015 Fund	$ 410,012	$ -	$ 410,012
Fidelity Municipal Income 2017 Fund	388,113	-	388,113
Fidelity Municipal Income 2019 Fund	526,282	1,306	527,588
Fidelity Municipal Income 2021 Fund	665,786	62,049	727,835

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to 0.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

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Notes to Financial Statements - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2015 Fund	25,816,850	-
Fidelity Municipal Income 2017 Fund	17,608,296	20,000
Fidelity Municipal Income 2019 Fund	6,892,994	1,429,222
Fidelity Municipal Income 2021 Fund	7,544,833	4,334,978
Fidelity Municipal Income 2023 Fund	10,738,512	233,418

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	.25%	$ 15,276	$ 7,568
Fidelity Municipal Income 2017 Fund
Class A	.25%	$ 11,529	$ 8,852
Fidelity Municipal Income 2019 Fund
Class A	.25%	$ 21,322	$ 14,673
Fidelity Municipal Income 2021 Fund
Class A	.25%	$ 22,780	$ 16,140
Fidelity Municipal Income 2023 Fund
Class A	.25%	$ 1,162	$ 1,162

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4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	$ 969
Fidelity Municipal Income 2017 Fund
Class A	$ 44
Fidelity Municipal Income 2019 Fund
Class A	$ 371
Fidelity Municipal Income 2021 Fund
Class A	$ 639

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent, and servicing agent for each class of the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Funds to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives asset-based fees of .10% of average net assets for each class of each Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2015 Fund
Class A	$ 6,112
Municipal Income 2015	54,740
Institutional Class	5,667
$ 66,519
Fidelity Municipal Income 2017 Fund
Class A	$ 4,610
Municipal Income 2017	34,316
Institutional Class	5,351
$ 44,277

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Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Amount
Fidelity Municipal Income 2019 Fund
Class A	$ 8,529
Municipal Income 2019	20,041
Institutional Class	6,678
$ 35,248
Fidelity Municipal Income 2021 Fund
Class A	$ 9,115
Municipal Income 2021	22,981
Institutional Class	6,712
$ 38,808
Fidelity Municipal Income 2023 Fund
Class A	$ 463
Municipal Income 2023	1,041
Institutional Class	464
$ 1,968

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Funds' accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2015 Fund	$ 157
Fidelity Municipal Income 2017 Fund	102
Fidelity Municipal Income 2019 Fund	85
Fidelity Municipal Income 2021 Fund	96

During the period, there were no borrowings on this line of credit.

Annual Report

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Municipal Income 2015 Fund	$ 814	$ -	$ 1,996
Fidelity Municipal Income 2017 Fund	609	-	1,514
Fidelity Municipal Income 2019 Fund	427	-	814
Fidelity Municipal Income 2021 Fund	442	-	431
Fidelity Municipal Income 2023 Fund	156		314
Class A		43
Municipal Income 2023		96
Institutional Class		43

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended June 30,	2013	2012
Fidelity Municipal Income 2015 Fund
From net investment income
Class A	$ 43,108	$ 40,376
Municipal Income 2015	530,260	329,304
Institutional Class	54,722	40,332
Total	$ 628,090	$ 410,012
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$ 56,120	$ 49,518
Municipal Income 2017	502,978	285,696
Institutional Class	78,174	52,899
Total	$ 637,272	$ 388,113
From net realized gain
Class A	$ 4,576	$ -
Municipal Income 2017	32,628	-
Institutional Class	4,925	-
Total	$ 42,129	$ -
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$ 157,367	$ 141,375
Municipal Income 2019	417,928	256,042
Institutional Class	139,526	128,865
Total	$ 714,821	$ 526,282

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Notes to Financial Statements - continued

7. Distributions to Shareholders - continued

Years ended June 30,	2013	2012
Fidelity Municipal Income 2019 Fund
From net realized gain
Class A	$ -	$ 375
Municipal Income 2019	-	612
Institutional Class	-	319
Total	$ -	$ 1,306
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$ 199,930	$ 157,950
Municipal Income 2021	561,607	354,597
Institutional Class	164,195	153,239
Total	$ 925,732	$ 665,786
From net realized gain
Class A	$ 16,021	$ 15,383
Municipal Income 2021	40,845	31,859
Institutional Class	11,829	14,807
Total	$ 68,695	$ 62,049
Fidelity Municipal Income 2023 Fund A
From net investment income
Class A	$ 2,547	$ -
Municipal Income 2023	8,533	-
Institutional Class	3,720	-
Total	$ 14,800	$ -

A For the period April 23, 2013 (commencement of operations) to June 30, 2013.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended June 30,	2013	2012	2013	2012
Fidelity Municipal Income 2015 Fund
Class A
Shares sold	762,624	210,061	$ 7,834,902	$ 2,132,789
Reinvestment of distributions	3,908	3,764	40,116	38,320
Shares redeemed	(412,416)	(22,350)	(4,236,123)	(228,830)
Net increase (decrease)	354,116	191,475	$ 3,638,895	$ 1,942,279

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8. Share Transactions - continued

	Shares		Dollars
Years ended June 30,	2013	2012	2013	2012
Fidelity Municipal Income 2015 Fund
Municipal Income 2015
Shares sold	3,481,077	3,955,174	$ 35,730,415	$ 40,231,306
Reinvestment of distributions	44,357	28,918	455,363	294,831
Shares redeemed	(1,630,492)	(527,182)	(16,737,221)	(5,374,030)
Net increase (decrease)	1,894,942	3,456,910	$ 19,448,557	$ 35,152,107
Institutional Class
Shares sold	463,303	222,413	$ 4,755,122	$ 2,267,854
Reinvestment of distributions	4,065	3,648	41,732	37,140
Shares redeemed	(337,591)	(26,203)	(3,466,625)	(267,983)
Net increase (decrease)	129,777	199,858	$ 1,330,229	$ 2,037,011
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	253,103	152,768	$ 2,668,254	$ 1,573,497
Reinvestment of distributions	5,499	4,565	57,893	47,213
Shares redeemed	(159,490)	(38,920)	(1,680,904)	(407,155)
Net increase (decrease)	99,112	118,413	$ 1,045,243	$ 1,213,555
Municipal Income 2017
Shares sold	1,886,168	2,007,948	$ 19,869,213	$ 20,712,587
Reinvestment of distributions	44,346	25,104	466,811	260,179
Shares redeemed	(802,633)	(104,279)	(8,433,992)	(1,080,868)
Net increase (decrease)	1,127,881	1,928,773	$ 11,902,032	$ 19,891,898
Institutional Class
Shares sold	417,232	116,587	$ 4,395,390	$ 1,207,115
Reinvestment of distributions	7,321	4,979	77,078	51,453
Shares redeemed	(174,910)	(5,077)	(1,843,596)	(53,156)
Net increase (decrease)	249,643	116,489	$ 2,628,872	$ 1,205,412
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	71,075	321,371	$ 770,446	$ 3,365,754
Reinvestment of distributions	14,013	13,112	151,486	137,669
Shares redeemed	(151,542)	(1,513)	(1,632,376)	(16,192)
Net increase (decrease)	(66,454)	332,970	$ (710,444)	$ 3,487,231
Municipal Income 2019
Shares sold	877,542	904,639	$ 9,487,248	$ 9,410,432
Reinvestment of distributions	33,729	22,597	364,612	237,489
Shares redeemed	(425,543)	(33,204)	(4,556,774)	(346,997)
Net increase (decrease)	485,728	894,032	$ 5,295,086	$ 9,300,924

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Notes to Financial Statements - continued

8. Share Transactions - continued

	Shares		Dollars
Years ended June 30,	2013	2012	2013	2012
Fidelity Municipal Income 2019 Fund
Institutional Class
Shares sold	91,492	62,596	$ 989,763	$ 660,871
Reinvestment of distributions	12,211	12,174	131,999	127,480
Shares redeemed	(28,731)	(236)	(310,816)	(2,500)
Net increase (decrease)	74,972	74,534	$ 810,946	$ 785,851
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	70,438	262,065	$ 775,560	$ 2,777,323
Reinvestment of distributions	18,691	15,817	205,701	168,031
Shares redeemed	(57,324)	(8,644)	(626,936)	(89,539)
Net increase (decrease)	31,805	269,238	$ 354,325	$ 2,855,815
Municipal Income 2021
Shares sold	768,902	1,361,091	$ 8,472,542	$ 14,348,257
Reinvestment of distributions	40,991	28,570	451,204	304,093
Shares redeemed	(729,762)	(114,314)	(7,962,010)	(1,220,809)
Net increase (decrease)	80,131	1,275,347	$ 961,736	$ 13,431,541
Institutional Class
Shares sold	107,038	94,782	$ 1,178,564	$ 998,639
Reinvestment of distributions	15,771	15,727	173,500	166,772
Shares redeemed	(32,372)	(26,197)	(356,669)	(281,555)
Net increase (decrease)	90,437	84,312	$ 995,395	$ 883,856
Fidelity Municipal Income 2023 Fund A
Class A
Shares sold	250,001	-	$ 2,500,010	$ -
Reinvestment of distributions	269	-	2,547	-
Shares redeemed	-	-	-	-
Net increase (decrease)	250,270	-	$ 2,502,557	$ -
Municipal Income 2023
Shares sold	596,552	-	$ 5,961,848	$ -
Reinvestment of distributions	881	-	8,401	-
Shares redeemed	(28,898)	-	(281,706)	-
Net increase (decrease)	568,535	-	$ 5,688,543	$ -
Institutional Class
Shares sold	251,018	-	$ 2,510,010	$ -
Reinvestment of distributions	389	-	3,709	-
Shares redeemed	-	-	-	-
Net increase (decrease)	251,407	-	$ 2,513,719	$ -

A For the period April 23, 2013 (commencement of operations) to June 30, 2013.

Annual Report

9. Other

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2017 Fund	11%
Fidelity Municipal Income 2019 Fund	44%
Fidelity Municipal Income 2021 Fund	45%
Fidelity Municipal Income 2023 Fund	94%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund (the Funds), including the schedules of investments, as of June 30, 2013, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund as of June 30, 2013, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

August 13, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 Fidelity funds. Ms. Acton oversees 203 Fidelity funds. Mr. Curvey oversees 387 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the funds (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-
2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-
2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-
2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-
present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-
2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-
present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-
2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-
2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer of other Fidelity funds (2010-present) and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-
present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Municipal Income 2015 Fund Institutional Class	08/05/13	08/02/13	$0.000
Fidelity Municipal Income 2017 Fund Institutional Class	08/05/13	08/02/13	$0.000
Fidelity Municipal Income 2019 Fund Institutional Class	08/05/13	08/02/13	$0.000
Fidelity Municipal Income 2021 Fund Institutional Class	08/05/13	08/02/13	$0.032
Fidelity Municipal Income 2023 Fund Institutional Class	08/05/13	08/02/13	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended June 30, 2013, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Municipal Income 2021 Fund	$141,462

During fiscal year ended 2013, 100% of each fund's income dividends were free from federal income tax, and 4.37%, 2.35%, 5.71%, 2.78%, 2.21% of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund income dividends, respectively, were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Income 2023 Fund

On January 17, 2013, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven municipal bond security selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed management fee out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total expense ratios are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ADMII-UANN-0813
1.926276.102

Fidelity® Defined Maturity Funds

Fidelity Municipal Income 2015 Fund

Fidelity Municipal Income 2017 Fund

Fidelity Municipal Income 2019 Fund

Fidelity Municipal Income 2021 Fund

Fidelity Municipal Income 2023 Fund

Annual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Municipal Income 2015 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Municipal Income 2017 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Municipal Income 2019 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Municipal Income 2021 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Municipal Income 2023 Fund
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite a late-period sell off, municipal bonds generated a modest advance for the 12 months ending June 30, 2013, with the Barclays® Municipal Bond Index gaining 0.24%. In comparison, taxable investment-grade debt returned -0.69%, as measured by the Barclays® U.S. Aggregate Bond Index. During the bulk of the period, the muni market was relatively steady, as state tax revenues continued to recover, supply remained limited and investors steadily poured more money into the asset class, albeit at a slower rate than over the prior two years. But the market took a dramatic leg down in May and June, when U.S. bonds of all types sold off as the Federal Reserve communicated that it might curtail its massive bond-purchasing program earlier than expected. In effect, many investment-grade muni funds saw a full year of returns wiped out in those two months. In addition, the difficulties of a few high-profile issuers - such as Puerto Rico with its stagnant economy, Detroit with its shrinking population base and Illinois with overwhelming unfunded pension obligations - continued to weigh heavily on the muni market. Investors await either resolution of these crises or legal precedents that may have implications for the debt of other muni issuers.

Comments from Kevin Ramundo, Lead Portfolio Manager of Fidelity® Municipal Income 2017 Fund, Fidelity® Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund, and Mark Sommer, Lead Portfolio Manager of Fidelity Municipal Income 2015 Fund and Fidelity Municipal Income 2019 Fund: For the year, the Retail Class shares of the 2015, 2017, 2019 and 2021 funds performed about in line with their respective defined-maturity benchmarks. Going forward, the 2023 fund, which began operations on April 23, 2013, also will be compared with its Barclays index for full reporting periods. (For specific portfolio results, please refer to the performance section of this report.) We managed the funds with a multiyear horizon, using a number of strategies - including keeping the funds' interest rate sensitivity in line with their benchmarks and evaluating bonds based on both yield and potential for price appreciation - that helped the funds' relative performance. The funds benefited from their larger-than-benchmark exposure to lower-quality investment-grade bonds and from their underweighting in weak Puerto Rico bonds. In contrast, positioning among states hurt the 2017 and 2019 funds. Although there were modest disappointments in the 2015 and 2021 funds, nothing was materially detrimental.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013), except for Municipal Income 2023. For Municipal Income 2023, the actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 23, 2013 to June 30, 2013). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value June 30, 2013	Expenses Paid During Period
Fidelity Municipal Income 2015 Fund
Class A	.66%
Actual		$ 1,000.00	$ 1,001.40	$ 3.28 C
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31 C
Municipal Income 2015	.40%
Actual		$ 1,000.00	$ 1,002.70	$ 1.99 C
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,002.70	$ 1.99 C
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Fidelity Municipal Income 2017 Fund
Class A	.66%
Actual		$ 1,000.00	$ 994.30	$ 3.26 C
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31 C
Municipal Income 2017	.40%
Actual		$ 1,000.00	$ 995.60	$ 1.98 C
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Institutional Class	.40%
Actual		$ 1,000.00	$ 995.60	$ 1.98 C
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Fidelity Municipal Income 2019 Fund
Class A	.66%
Actual		$ 1,000.00	$ 976.40	$ 3.23 C
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31 C
Municipal Income 2019	.40%
Actual		$ 1,000.00	$ 977.60	$ 1.96 C
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Institutional Class	.40%
Actual		$ 1,000.00	$ 977.60	$ 1.96 C
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Fidelity Municipal Income 2021 Fund
Class A	.66%
Actual		$ 1,000.00	$ 967.10	$ 3.22 C
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31 C
	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value June 30, 2013	Expenses Paid During Period
Fidelity Municipal Income 2021 Fund
Municipal Income 2021	.40%
Actual		$ 1,000.00	$ 968.30	$ 1.95 C
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Institutional Class	.40%
Actual		$ 1,000.00	$ 968.30	$ 1.95 C
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Fidelity Municipal Income 2023 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,000.00	$ 1.23 D
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26 C
Municipal Income 2023	.40%
Actual		$ 1,000.00	$ 1,000.00	$ .76 D
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,000.00	$ .76 D
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

D Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 69/365 (to reflect the period April 23, 2013 to June 30, 2013.)

Annual Report

Fidelity® Municipal Income 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2013	Past 1 year	Life of fund A
Fidelity® Municipal Income 2015 Fund	0.98%	2.15%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Municipal Income 2015 Fund, a class of the fund, on May 19, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2015 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	14.8	7.2
New York	9.2	11.4
Florida	8.0	10.0
Texas	6.3	8.0
Arizona	6.0	7.0
Top Five Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.8	35.2
Special Tax	17.0	15.8
Health Care	11.6	12.8
Transportation	10.6	8.2
Electric Utilities	10.5	10.6
Weighted Average Maturity as of June 30, 2013
		6 months ago
Years	1.9	2.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	1.8	2.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
AAA 8.1%	AAA 7.0%
AA,A 77.3%	AA,A 81.4%
BBB 11.2%	BBB 11.4%
Short-Term Investments and Net Other Assets 3.4%	Short-Term Investments and Net Other Assets 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2015 Fund

Investments June 30, 2013

Showing Percentage of Net Assets

Municipal Bonds - 96.6%
	Principal Amount	Value
Arizona - 6.0%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 105,157
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/15 (FSA Insured)	910,000	983,774
Northern Arizona Univ. Revs. Series 2012, 3% 6/1/15 (FSA Insured)	200,000	207,088
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/15	1,750,000	1,897,315
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	945,412
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	310,000	335,454
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15	350,000	371,704
		4,845,904
California - 5.7%
California Gen. Oblig. 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	270,870
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/15	2,000,000	2,176,714
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	816,113
Palm Springs Unified School District Series 2011, 4% 8/1/15	1,000,000	1,063,880
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	216,048
		4,543,625
Connecticut - 4.3%
Bridgeport Gen. Oblig. 5% 8/15/15 (a)	1,500,000	1,612,665
Connecticut Health & Edl. Facilities Auth. Rev.:
(Hartford HealthCare Proj.) Series A, 4% 7/1/15	1,000,000	1,052,380
Series 2007 I, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	807,083
		3,472,128
Florida - 8.0%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 4% 7/1/15	1,000,000	1,057,050
Citizens Property Ins. Corp.:
Series 2007 B, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	185,000	197,636
Series 2010 A1, 5% 6/1/15	150,000	161,625
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/15	$ 500,000	$ 543,240
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2005 A, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	360,000	389,981
Series 2009 B, 5% 6/1/15	500,000	541,640
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	500,000	526,760
Miami-Dade County Pub. Facilities Rev. Series 2005 B, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	807,383
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/15 (c)	1,000,000	1,080,870
Reedy Creek Impt. District Utils. Rev. Series 2005-2, 5.25% 10/1/15 (AMBAC Insured)	1,000,000	1,084,750
		6,390,935
Georgia - 0.3%
Georgia Muni. Elec. Auth. Pwr. Rev. Series A, 4% 1/1/15	200,000	209,918
Hawaii - 2.0%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (c)	500,000	531,080
Hawaii Gen. Oblig. Series DR, 5% 6/1/15	1,000,000	1,083,880
		1,614,960
Illinois - 14.8%
Chicago Gen. Oblig. Series 1998, 5.5% 1/1/15 (FSA Insured)	1,295,000	1,388,460
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (b)	1,050,000	1,110,659
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	200,000	210,040
Illinois Gen. Oblig.:
Series 2005, 5% 4/1/15 (AMBAC Insured)	1,500,000	1,596,465
Series 2010, 5% 1/1/15	275,000	290,389
Series 2013, 4% 7/1/15 (a)	1,500,000	1,579,485
Illinois Reg'l. Trans. Auth. Series 2002 A, 5.75% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,015,000	1,114,429
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/15	250,000	270,783
Series 2013, 4% 6/15/15	2,000,000	2,128,000
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/15	2,000,000	2,170,740
		11,859,450
Municipal Bonds - continued
	Principal Amount	Value
Indiana - 1.6%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,080,240
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	217,588
		1,297,828
Kentucky - 1.0%
Pikeville Hosp. Rev. Series 2011, 4% 3/1/15	750,000	781,013
Maryland - 0.7%
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 3% 7/1/15	520,000	542,064
Massachusetts - 4.9%
Easton Gen. Oblig. 5% 8/1/15 (FSA Insured)	600,000	652,470
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	500,000	529,590
Massachusetts Gen. Oblig. Series 2005 C, 5% 9/1/15	505,000	551,490
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series 2012 A, 5% 7/1/15	2,000,000	2,167,540
		3,901,090
Michigan - 4.2%
Detroit School District Series 2012 A, 5% 5/1/15	500,000	529,465
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	750,000	805,073
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1999 B4, 0.9%, tender 3/16/15 (b)	1,000,000	1,003,890
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	950,000	1,019,540
		3,357,968
Missouri - 2.3%
Saint Louis Arpt. Rev. Series 2013, 4% 7/1/15	1,705,000	1,809,244
Nevada - 4.1%
Clark County Arpt. Rev. Series 2013 C1, 2.5% 7/1/15 (a)(c)	200,000	206,352
Clark County Fuel Tax Series 2008, 5% 6/1/15 (Escrowed to Maturity)	175,000	189,784
Clark County School District Series 2012 A, 5% 6/15/15	2,000,000	2,164,220
Nevada Gen. Oblig. Series 2011 E, 4% 6/1/15	700,000	743,358
		3,303,714
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - 3.9%
New Jersey Ctfs. of Prtn. Series 2008 A, 5% 6/15/15	$ 600,000	$ 646,836
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2012, 5% 6/15/15	1,605,000	1,702,969
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	500,000	537,335
New Jersey Trans. Trust Fund Auth. Series 2003 A, 5.5% 12/15/15 (AMBAC Insured)	100,000	110,478
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	159,995
		3,157,613
New Mexico - 1.6%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	295,000	303,968
New Mexico Severance Tax Rev. Series 2011 A2, 5% 7/1/15	900,000	978,390
		1,282,358
New York - 9.2%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A:
4% 5/1/15	100,000	105,944
5% 5/1/15	1,085,000	1,169,163
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	788,422
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/15	500,000	516,675
New York City Gen. Oblig.:
Series 2006 D, 5% 8/1/15	440,000	480,009
Series 2010 E, 5% 8/1/15	300,000	327,279
Series 2011 A, 3% 8/1/15	100,000	104,969
New York City Trust Cultural Resources Rev. Bonds Series 2009 C, 2.1%, tender 7/1/15 (b)	1,250,000	1,286,113
New York Dorm. Auth. Revs. Series 2012 A:
3% 7/1/15	235,000	245,258
5% 5/1/15	1,000,000	1,073,390
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	105,604
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/15	500,000	541,440
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 5% 6/1/15	575,000	605,510
		7,349,776
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - 2.3%
Dare County Ctfs. of Prtn. Series 2012 B, 3% 6/1/15	$ 620,000	$ 648,836
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	106,598
Wake County Gen. Oblig. Series 2009 C, 5% 3/1/15	1,000,000	1,075,210
		1,830,644
Ohio - 3.7%
Columbus Gen. Oblig. Series 2005 B, 5% 6/15/15	500,000	543,095
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/15	1,045,000	1,096,048
Kent State Univ. Revs. Series 2012 A, 5% 5/1/15	300,000	321,279
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (b)	1,000,000	1,007,590
		2,968,012
Oklahoma - 0.7%
Oklahoma St Wtr. Resources Board Rev. Fund Series 2011 A, 5% 4/1/15	500,000	538,845
Pennsylvania - 3.6%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	250,000	269,425
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/15	500,000	529,530
Philadelphia Redev. Auth. Rev. Series 2012, 5% 4/15/15	1,200,000	1,279,980
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	804,570
		2,883,505
Puerto Rico - 1.7%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2006 B, 5% 7/1/15	1,315,000	1,348,598
Texas - 6.3%
Denton Independent School District Series 2011, 5% 8/15/15	500,000	545,425
El Paso Independent School District Series 2008 A, 5% 2/15/15	100,000	107,118
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	628,587
Series A, 5% 7/1/15	125,000	135,471
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	$ 435,000	$ 471,153
Series 2010, 5% 5/15/15	500,000	539,995
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	500,000	540,120
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	1,000,000	999,040
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/15	1,000,000	1,088,540
		5,055,449
Washington - 3.1%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/15	350,000	372,768
Washington Gen. Oblig. Series R 2012A, 5% 7/1/15	1,425,000	1,548,519
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/15	500,000	546,145
		2,467,432
Wisconsin - 0.6%
Milwaukee Swr. Rev. Series S1, 3% 6/1/15	500,000	521,500
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $76,861,879)	77,333,573
NET OTHER ASSETS (LIABILITIES) - 3.4%	2,697,688
NET ASSETS - 100%	$ 80,031,261
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	32.8%
Special Tax	17.0%
Health Care	11.6%
Transportation	10.6%
Electric Utilities	10.5%
Education	6.1%
Water & Sewer	5.8%
Others* (Individually Less Than 5%)	5.6%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $76,861,879)		$ 77,333,573
Cash		5,008,459
Receivable for fund shares sold		398,605
Interest receivable		963,491
Other receivables		538
Total assets		83,704,666

Liabilities
Payable for investments purchased Regular delivery	$ 46,626
Delayed delivery	3,398,506
Payable for fund shares redeemed	180,823
Distributions payable	8,183
Accrued management fee	19,141
Distribution and service plan fees payable	1,783
Other affiliated payables	18,343
Total liabilities		3,673,405

Net Assets		$ 80,031,261
Net Assets consist of:
Paid in capital		$ 79,558,991
Undistributed net investment income		3,484
Accumulated undistributed net realized gain (loss) on investments		(2,908)
Net unrealized appreciation (depreciation) on investments		471,694
Net Assets		$ 80,031,261

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,662,081 ÷ 847,060 shares)	$ 10.23

Maximum offering price per share (100/97.25 of $10.23)	$ 10.52
Municipal Income 2015: Net Asset Value, offering price and redemption price per share ($65,378,780 ÷ 6,393,341 shares)	$ 10.23

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,990,400 ÷ 585,783 shares)	$ 10.23

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2013

Investment Income
Interest		$ 907,028

Expenses
Management fee	$ 199,532
Transfer agent fees	66,519
Distribution and service plan fees	15,276
Independent trustees' compensation	239
Miscellaneous	157
Total expenses before reductions	281,723
Expense reductions	(2,810)	278,913
Net investment income (loss)		628,115
Change in net unrealized appreciation (depreciation) on investment securities		(131,811)
Net increase (decrease) in net assets resulting from operations		$ 496,304

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2013	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 628,115	$ 413,471
Net realized gain (loss)	-	(2,859)
Change in net unrealized appreciation (depreciation)	(131,811)	559,761
Net increase (decrease) in net assets resulting from operations	496,304	970,373
Distributions to shareholders from net investment income	(628,090)	(410,012)
Share transactions - net increase (decrease)	24,417,681	39,131,397
Redemption fees	17	-
Total increase (decrease) in net assets	24,285,912	39,691,758

Net Assets
Beginning of period	55,745,349	16,053,591
End of period (including undistributed net investment income of $3,484 and undistributed net investment income of $3,458, respectively)	$ 80,031,261	$ 55,745,349

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.074	.095	.005
Net realized and unrealized gain (loss)	- H	.191	.039
Total from investment operations	.074	.286	.044
Distributions from net investment income	(.074)	(.096)	(.004)
Redemption fees added to paid in capital E	- H	-	-
Net asset value, end of period	$ 10.23	$ 10.23	$ 10.04
Total Return B, C, D	.72%	2.86%	.44%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65% A
Expenses net of fee waivers, if any	.65%	.65%	.65% A
Expenses net of all reductions	.65%	.65%	.63% A
Net investment income (loss)	.72%	.94%	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,662	$ 5,045	$ 3,027
Portfolio turnover rate	0%	3%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2015

Years ended June 30,	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.099	.120	.007
Net realized and unrealized gain (loss)	.001 E	.192	.040
Total from investment operations	.100	.312	.047
Distributions from net investment income	(.100)	(.122)	(.007)
Redemption fees added to paid in capital D	- H	-	-
Net asset value, end of period	$ 10.23	$ 10.23	$ 10.04
Total Return B, C	.98%	3.12%	.47%
Ratios to Average Net Assets G
Expenses before reductions	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40%	.40% A
Expenses net of all reductions	.40%	.40%	.39% A
Net investment income (loss)	.97%	1.19%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,379	$ 46,034	$ 10,456
Portfolio turnover rate	0%	3%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.099	.121	.007
Net realized and unrealized gain (loss)	.001 E	.191	.040
Total from investment operations	.100	.312	.047
Distributions from net investment income	(.100)	(.122)	(.007)
Redemption fees added to paid in capital D	- H	-	-
Net asset value, end of period	$ 10.23	$ 10.23	$ 10.04
Total Return B, C	.98%	3.12%	.47%
Ratios to Average Net Assets G
Expenses before reductions	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40%	.40% A
Expenses net of all reductions	.40%	.40%	.39% A
Net investment income (loss)	.97%	1.19%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,990	$ 4,667	$ 2,572
Portfolio turnover rate	0%	3%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2013	Past 1 year	Life of fund A
Fidelity® Municipal Income 2017 Fund	0.63%	3.39%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Municipal Income 2017 Fund, a class of the fund, on May 19, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2017 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
California	17.0	17.1
Florida	13.3	14.7
Pennsylvania	8.1	8.5
Michigan	6.0	6.9
New Jersey	6.0	5.3
Top Five Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	31.6	33.9
Health Care	17.9	18.2
Special Tax	10.9	12.1
Electric Utilities	10.4	10.7
Education	8.7	6.7
Weighted Average Maturity as of June 30, 2013
		6 months ago
Years	3.9	4.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	3.6	3.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
AAA 2.7%	AAA 3.2%
AA,A 83.1%	AA,A 82.5%
BBB 12.3%	BBB 10.9%
Short-Term Investments and Net Other Assets 1.9%	Short-Term Investments and Net Other Assets 3.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2017 Fund

Investments June 30, 2013

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount	Value
Alabama - 0.9%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/17	$ 475,000	$ 442,387
Arizona - 1.7%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	500,000	571,575
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	285,335
		856,910
California - 17.0%
California Gen. Oblig. 5% 3/1/17	215,000	243,432
California Pub. Works Board Lease Rev.:
Series 2009 A, 4.75% 4/1/17	600,000	668,178
Series B, 5% 6/1/17	600,000	682,662
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/17	1,000,000	1,151,580
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,079,810
Los Angeles Unified School District Series 2011 A1, 4% 7/1/17	500,000	554,235
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	283,803
Newport Beach Rev. Series 2009 A, 5% 12/1/17	500,000	570,055
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	565,005
Oakland Gen. Oblig. Series 2012, 5% 1/15/17	285,000	317,949
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,494,611
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	160,587
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	400,000	427,548
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	340,488
		8,539,943
Connecticut - 3.8%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	480,000	478,670
Series D, 5% 7/1/17	1,000,000	1,124,860
Series I, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	275,923
		1,879,453
Municipal Bonds - continued
	Principal Amount	Value
Florida - 13.3%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	$ 500,000	$ 559,965
Citizens Property Ins. Corp. Series 2010 A1:
5% 6/1/17 (FSA Insured)	250,000	276,288
5.25% 6/1/17	725,000	807,128
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	500,000	568,645
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,127,330
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,130,640
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,151,840
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (b)	500,000	558,355
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/17	250,000	288,745
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	216,621
		6,685,557
Georgia - 4.3%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	250,000	280,315
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	280,680
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008, 4% 1/1/17	100,000	108,765
Series 2010, 5% 4/1/17	350,000	394,982
Series A, 5.25% 1/1/17	440,000	497,253
Series GG, 5% 1/1/17	515,000	574,838
		2,136,833
Illinois - 5.9%
Chicago Park District Gen. Oblig. Series 2011 C, 5% 1/1/17	345,000	383,219
Illinois Fin. Auth. Rev.:
Series 2009 B, 5% 7/1/17	200,000	228,714
Series 2013, 5% 5/15/17	295,000	319,972
Illinois Gen. Oblig.:
Series 2009, 4% 4/1/17	500,000	531,795
Series 2012, 5% 3/1/17	1,000,000	1,097,950
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	$ 250,000	$ 276,588
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	100,000	113,993
		2,952,231
Indiana - 1.4%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (a)	500,000	501,905
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	200,000	218,266
		720,171
Maryland - 2.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2012, 4% 7/1/17	500,000	546,255
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	500,000	547,065
		1,093,320
Massachusetts - 4.3%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17	850,000	914,184
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/17	1,000,000	1,145,620
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/17	100,000	114,273
		2,174,077
Michigan - 6.0%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,667,320
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17	1,000,000	1,092,580
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	225,000	263,104
		3,023,004
Missouri - 1.7%
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/17	730,000	826,579
Nebraska - 1.1%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/17	500,000	563,730
New Jersey - 6.0%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2012, 5% 6/15/17	1,000,000	1,086,780
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/17	$ 610,000	$ 686,415
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	342,276
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	316,303
Series 2011 B, 5% 6/15/17	500,000	564,405
		2,996,179
New Jersey/Pennsylvania - 1.2%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	593,696
New York - 4.5%
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	339,141
New York City Gen. Oblig. Series 2011 B, 5% 8/1/17	680,000	779,314
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	456,478
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	113,555
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	500,000	569,290
		2,257,778
North Carolina - 1.7%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	420,197
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	448,250
		868,447
Ohio - 3.9%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	100,000	110,476
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/17	1,000,000	1,054,920
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	143,081
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	644,339
		1,952,816
Pennsylvania - 8.1%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	338,151
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.15% 3/1/17	$ 1,000,000	$ 974,450
Commonwealth Fing. Auth. Rev. Series 2013 A2, 4% 6/1/17	250,000	271,863
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,089,890
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,376,226
		4,050,580
Puerto Rico - 0.5%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	250,000	258,955
South Carolina - 0.3%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	125,000	140,614
Texas - 4.2%
Denton Independent School District Series 2011, 5% 8/15/17	500,000	574,130
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	360,000	408,377
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	566,150
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	572,810
		2,121,467
Utah - 0.8%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	388,939
Washington - 2.2%
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/17 (b)	500,000	556,950
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	268,838
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	250,000	285,845
		1,111,633
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 1.1%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	$ 500,000	$ 547,305
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $48,894,848)	49,182,604
NET OTHER ASSETS (LIABILITIES) - 1.9%	928,319
NET ASSETS - 100%	$ 50,110,923
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	31.6%
Health Care	17.9%
Special Tax	10.9%
Electric Utilities	10.4%
Education	8.7%
Transportation	7.9%
Water & Sewer	5.2%
Others* (Individually Less Than 5%)	7.4%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $48,894,848)		$ 49,182,604
Cash		331,178
Receivable for fund shares sold		5,200
Interest receivable		631,337
Other receivables		360
Total assets		50,150,679

Liabilities
Payable for fund shares redeemed	$ 6,858
Distributions payable	6,693
Accrued management fee	12,731
Transfer agent fee payable	12,434
Distribution and service plan fees payable	1,040
Total liabilities		39,756

Net Assets		$ 50,110,923
Net Assets consist of:
Paid in capital		$ 49,819,913
Undistributed net investment income		3,296
Accumulated undistributed net realized gain (loss) on investments		(42)
Net unrealized appreciation (depreciation) on investments		287,756
Net Assets		$ 50,110,923

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,973,135 ÷ 479,709 shares)	$ 10.37

Maximum offering price per share (100/97.25 of $10.37)	$ 10.66
Municipal Income 2017: Net Asset Value, offering price and redemption price per share ($38,746,924 ÷ 3,737,725 shares)	$ 10.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,390,864 ÷ 616,489 shares)	$ 10.37

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements - continued

Statement of Operations

	Year ended June 30, 2013

Investment Income
Interest		$ 825,489

Expenses
Management fee	$ 132,822
Transfer agent fees	44,277
Distribution and service plan fees	11,529
Independent trustees' compensation	158
Miscellaneous	102
Total expenses before reductions	188,888
Expense reductions	(2,123)	186,765
Net investment income (loss)		638,724
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(42)
Change in net unrealized appreciation (depreciation) on investment securities		(579,943)
Net gain (loss)		(579,985)
Net increase (decrease) in net assets resulting from operations		$ 58,739

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2013	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 638,724	$ 389,958
Net realized gain (loss)	(42)	39,482
Change in net unrealized appreciation (depreciation)	(579,943)	882,867
Net increase (decrease) in net assets resulting from operations	58,739	1,312,307
Distributions to shareholders from net investment income	(637,272)	(388,113)
Distributions to shareholders from net realized gain	(42,129)	-
Total distributions	(679,401)	(388,113)
Share transactions - net increase (decrease)	15,576,147	22,310,865
Redemption fees	333	273
Total increase (decrease) in net assets	14,955,818	23,235,332

Net Assets
Beginning of period	35,155,105	11,919,773
End of period (including undistributed net investment income of $3,296 and undistributed net investment income of $1,843, respectively)	$ 50,110,923	$ 35,155,105

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.128	.150	.012
Net realized and unrealized gain (loss)	(.087)	.480	(.011)
Total from investment operations	.041	.630	.001
Distributions from net investment income	(.129)	(.150)	(.011)
Distributions from net realized gain	(.012)	-	-
Total distributions	(.141)	(.150)	(.011)
Redemption fees added to paid in capital E	- H	- H	-
Net asset value, end of period	$ 10.37	$ 10.47	$ 9.99
Total Return B, C, D	.38%	6.34%	.01%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65% A
Expenses net of fee waivers, if any	.65%	.65%	.65% A
Expenses net of all reductions	.65%	.65%	.63% A
Net investment income (loss)	1.22%	1.45%	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,973	$ 3,986	$ 2,618
Portfolio turnover rate	0%	5%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2017

Years ended June 30,	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.155	.176	.014
Net realized and unrealized gain (loss)	(.088)	.480	(.010)
Total from investment operations	.067	.656	.004
Distributions from net investment income	(.155)	(.176)	(.014)
Distributions from net realized gain	(.012)	-	-
Total distributions	(.167)	(.176)	(.014)
Redemption fees added to paid in capital D	- G	- G	-
Net asset value, end of period	$ 10.37	$ 10.47	$ 9.99
Total Return B, C	.63%	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40%	.40% A
Expenses net of all reductions	.40%	.40%	.39% A
Net investment income (loss)	1.47%	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,747	$ 27,328	$ 6,801
Portfolio turnover rate	0%	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.155	.176	.015
Net realized and unrealized gain (loss)	(.088)	.480	(.011)
Total from investment operations	.067	.656	.004
Distributions from net investment income	(.155)	(.176)	(.014)
Distributions from net realized gain	(.012)	-	-
Total distributions	(.167)	(.176)	(.014)
Redemption fees added to paid in capital D	- G	- G	-
Net asset value, end of period	$ 10.37	$ 10.47	$ 9.99
Total Return B, C	.63%	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40%	.40% A
Expenses net of all reductions	.40%	.40%	.39% A
Net investment income (loss)	1.47%	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,391	$ 3,841	$ 2,500
Portfolio turnover rate	0%	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2013	Past 1 year	Life of fund A
Fidelity® Municipal Income 2019 Fund	0.49%	4.58%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Municipal Income 2019 Fund, a class of the fund, on May 19, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2019 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	19.5	15.4
Illinois	10.6	7.6
New York	8.9	12.9
California	7.7	8.0
Michigan	6.3	6.6
Top Five Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	28.4	37.6
Special Tax	20.9	18.4
Transportation	13.0	13.6
Education	10.2	5.7
Health Care	10.1	10.7
Weighted Average Maturity as of June 30, 2013
		6 months ago
Years	5.9	6.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	5.1	5.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
AAA 10.9%	AAA 8.9%
AA,A 81.7%	AA,A 84.2%
BBB 3.1%	BBB 3.3%
Short-Term Investments and Net Other Assets 4.3%	Short-Term Investments and Net Other Assets 3.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2019 Fund

Investments June 30, 2013

Showing Percentage of Net Assets

Municipal Bonds - 95.7%
	Principal Amount	Value
Arizona - 5.5%
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	$ 645,000	$ 723,942
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	708,636
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19	500,000	552,180
		1,984,758
California - 7.7%
California Econ. Recovery Series A, 4.6% 7/1/19	1,040,000	1,200,930
California Gen. Oblig. 5.5% 4/1/19	500,000	596,000
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	562,565
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	386,188
		2,745,683
Florida - 19.5%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/19	1,000,000	1,139,570
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	250,000	280,925
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	583,110
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	931,504
Florida of Board Governors Atlantic Univ. Parking Facility Series 2013 A, 5% 7/1/19	1,515,000	1,752,003
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,144,360
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	562,595
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	500,000	590,200
		6,984,267
Georgia - 0.7%
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	234,458
Illinois - 10.6%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,138,060
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	$ 325,000	$ 372,977
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,109,980
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,162,610
		3,783,627
Indiana - 0.8%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	296,360
Iowa - 2.6%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	935,833
Maryland - 5.1%
Maryland Gen. Oblig. Series C, 5% 3/1/19	585,000	692,576
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (a)	1,000,000	1,138,920
		1,831,496
Massachusetts - 3.3%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/19	1,000,000	1,179,650
Michigan - 6.3%
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,126,670
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,119,790
		2,246,460
Minnesota - 3.3%
Hennepin County Sales Tax Rev. Series 2007 A, 5% 12/15/19	595,000	709,252
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	410,000	476,014
		1,185,266
New Jersey - 4.5%
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	691,612
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	575,795
New Jersey Trans. Trust Fund Auth. Series 2003 B, 5.25% 12/15/19	300,000	351,783
		1,619,190
Municipal Bonds - continued
	Principal Amount	Value
New Mexico - 2.0%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	$ 600,000	$ 704,910
New York - 8.9%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	586,500
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,161,060
New York Dorm. Auth. Personal Income Tax Rev. Series 2010 E, 5% 2/15/19	1,000,000	1,164,390
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	297,209
		3,209,159
Ohio - 2.6%
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	943,396
Pennsylvania - 5.5%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	114,382
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	203,854
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	921,112
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	748,859
		1,988,207
Texas - 3.2%
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	575,495
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	588,250
		1,163,745
Washington - 0.4%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	126,165
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 3.2%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	$ 1,000,000	$ 1,163,420
TOTAL INVESTMENT PORTFOLIO - 95.7% (Cost $33,559,180)	34,326,050
NET OTHER ASSETS (LIABILITIES) - 4.3%	1,533,028
NET ASSETS - 100%	$ 35,859,078
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	28.4%
Special Tax	20.9%
Transportation	13.0%
Education	10.2%
Health Care	10.1%
Water & Sewer	8.0%
Others* (Individually Less Than 5%)	9.4%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $33,559,180)		$ 34,326,050
Cash		986,143
Receivable for fund shares sold		85,000
Interest receivable		488,702
Other receivables		232
Total assets		35,886,127

Liabilities
Payable for fund shares redeemed	$ 1,502
Distributions payable	5,165
Accrued management fee	9,253
Transfer agent fee payable	9,397
Distribution and service plan fees payable	1,732
Total liabilities		27,049

Net Assets		$ 35,859,078
Net Assets consist of:
Paid in capital		$ 35,157,689
Undistributed net investment income		2,109
Accumulated undistributed net realized gain (loss) on investments		(67,590)
Net unrealized appreciation (depreciation) on investments		766,870
Net Assets		$ 35,859,078

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,172,774 ÷ 778,268 shares)	$ 10.50

Maximum offering price per share (100/97.25 of $10.50)	$ 10.80
Municipal Income 2019: Net Asset Value, offering price and redemption price per share ($20,787,009 ÷ 1,979,489 shares)	$ 10.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,899,295 ÷ 656,995 shares)	$ 10.50

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements - continued

Statement of Operations

	Year ended June 30, 2013

Investment Income
Interest		$ 876,102

Expenses
Management fee	$ 105,739
Transfer agent fees	35,248
Distribution and service plan fees	21,322
Independent trustees' compensation	128
Miscellaneous	85
Total expenses before reductions	162,522
Expense reductions	(1,241)	161,281
Net investment income (loss)		714,821
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(64,475)
Change in net unrealized appreciation (depreciation) on investment securities		(648,006)
Net gain (loss)		(712,481)
Net increase (decrease) in net assets resulting from operations		$ 2,340

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2013	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 714,821	$ 528,479
Net realized gain (loss)	(64,475)	(3,115)
Change in net unrealized appreciation (depreciation)	(648,006)	1,495,376
Net increase (decrease) in net assets resulting from operations	2,340	2,020,740
Distributions to shareholders from net investment income	(714,821)	(526,282)
Distributions to shareholders from net realized gain	-	(1,306)
Total distributions	(714,821)	(527,588)
Share transactions - net increase (decrease)	5,395,588	13,574,006
Redemption fees	12	78
Total increase (decrease) in net assets	4,683,119	15,067,236

Net Assets
Beginning of period	31,175,959	16,108,723
End of period (including undistributed net investment income of $2,109 and undistributed net investment income of $2,109, respectively)	$ 35,859,078	$ 31,175,959

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.199	.215	.017
Net realized and unrealized gain (loss)	(.170)	.721	(.051)
Total from investment operations	.029	.936	(.034)
Distributions from net investment income	(.199)	(.215)	(.016)
Distributions from net realized gain	-	(.001)	-
Total distributions	(.199)	(.216)	(.016)
Redemption fees added to paid in capital E	- H	- H	-
Net asset value, end of period	$ 10.50	$ 10.67	$ 9.95
Total Return B, C, D	.24%	9.47%	(.34)%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65% A
Expenses net of fee waivers, if any	.65%	.65%	.65% A
Expenses net of all reductions	.65%	.65%	.64% A
Net investment income (loss)	1.84%	2.06%	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,173	$ 9,017	$ 5,092
Portfolio turnover rate	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2019

Years ended June 30,	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.226	.242	.019
Net realized and unrealized gain (loss)	(.170)	.720	(.050)
Total from investment operations	.056	.962	(.031)
Distributions from net investment income	(.226)	(.242)	(.019)
Distributions from net realized gain	-	(.001)	-
Total distributions	(.226)	(.242) H	(.019)
Redemption fees added to paid in capital D	- G	- G	-
Net asset value, end of period	$ 10.50	$ 10.67	$ 9.95
Total Return B, C	.49%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40%	.40% A
Expenses net of all reductions	.40%	.40%	.39% A
Net investment income (loss)	2.09%	2.31%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,787	$ 15,946	$ 5,967
Portfolio turnover rate	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.226	.241	.019
Net realized and unrealized gain (loss)	(.170)	.721	(.050)
Total from investment operations	.056	.962	(.031)
Distributions from net investment income	(.226)	(.242)	(.019)
Distributions from net realized gain	-	(.001)	-
Total distributions	(.226)	(.242) H	(.019)
Redemption fees added to paid in capital D	- G	- G	-
Net asset value, end of period	$ 10.50	$ 10.67	$ 9.95
Total Return B, C	.49%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40%	.40% A
Expenses net of all reductions	.40%	.40%	.39% A
Net investment income (loss)	2.09%	2.31%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,899	$ 6,213	$ 5,050
Portfolio turnover rate	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2013	Past 1 year	Life of fund A
Fidelity® Municipal Income 2021 Fund	0.10%	5.43%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Municipal Income 2021 Fund, a class of the fund, on May 19, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2021 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
California	14.1	12.7
New Jersey	13.5	12.6
Florida	8.7	8.4
New York	8.7	6.9
Texas	6.9	10.9
Top Five Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	40.4	43.7
Health Care	16.7	17.5
Special Tax	11.2	10.6
Electric Utilities	9.6	9.3
Water & Sewer	7.2	2.4
Weighted Average Maturity as of June 30, 2013
		6 months ago
Years	7.9	8.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	6.7	7.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
AAA 2.3%	AAA 5.2%
AA,A 87.2%	AA,A 85.6%
BBB 7.6%	BBB 5.7%
Short-Term Investments and Net Other Assets 2.9%	Short-Term Investments and Net Other Assets 3.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2021 Fund

Investments June 30, 2013

Showing Percentage of Net Assets

Municipal Bonds - 97.1%
	Principal Amount	Value
Arizona - 4.4%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 663,491
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	345,822
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	588,510
		1,597,823
California - 14.1%
California Gen. Oblig. 5% 3/1/21	600,000	685,164
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	578,725
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	575,355
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,130,830
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	296,428
Los Angeles Wastewtr. Sys. Series 2013, 5% 6/1/21	500,000	589,995
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	120,181
Series 2011 C, 5% 5/1/21 (a)	500,000	569,660
San Jose Fing. Auth. Lease Rev. Series 2013 A, 4% 6/1/21	285,000	312,719
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	291,673
		5,150,730
Florida - 8.7%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/21	500,000	571,760
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	286,320
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	877,403
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	869,198
Series 2012 A, 5% 7/1/21	500,000	579,465
		3,184,146
Georgia - 2.1%
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	294,343
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2011 A, 5% 1/1/21	420,000	485,146
		779,489
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 3.1%
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	$ 500,000	$ 578,295
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	547,885
		1,126,180
Indiana - 2.4%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	229,560
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	290,883
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	358,116
		878,559
Massachusetts - 3.4%
Massachusetts Gen. Oblig. Series B, 5.25% 9/1/21	450,000	546,386
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	238,262
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	458,309
		1,242,957
Michigan - 6.8%
Detroit School District Series 2012 A, 5% 5/1/21	500,000	560,760
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	242,502
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	570,315
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/21	1,000,000	1,100,670
		2,474,247
Minnesota - 3.6%
Saint Paul Independent School District #625 Series 2011 A, 4% 2/1/21	1,170,000	1,293,856
Nebraska - 1.6%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	582,715
Nevada - 0.8%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	289,743
New Jersey - 13.5%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	798,520
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2011 EE, 5.5% 9/1/21	1,180,000	1,402,732
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/21	$ 540,000	$ 615,438
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,132,870
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	110,045
Series 2011 B, 5% 6/15/21	750,000	844,650
		4,904,255
New York - 8.7%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	564,845
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	534,630
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	805,663
New York Dorm. Auth. Revs. Series 1, 4% 7/1/21	600,000	662,562
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2012 A, 5% 4/1/21	500,000	587,495
		3,155,195
North Carolina - 3.9%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	231,018
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,169,030
		1,400,048
Pennsylvania - 4.2%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	402,830
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	562,505
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	575,645
		1,540,980
South Carolina - 2.3%
Horry County School District Series 2011, 5% 3/1/21	700,000	833,665
Texas - 6.9%
Corpus Christi Util. Sys. Rev. 5% 7/15/21	750,000	872,648
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	291,098
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	574,440
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	$ 200,000	$ 234,448
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	552,640
		2,525,274
Washington - 3.4%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	777,229
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	160,758
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	290,630
		1,228,617
Wisconsin - 3.2%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,169,810
TOTAL INVESTMENT PORTFOLIO - 97.1% (Cost $34,702,709)	35,358,289
NET OTHER ASSETS (LIABILITIES) - 2.9%	1,071,087
NET ASSETS - 100%	$ 36,429,376
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	40.4%
Health Care	16.7%
Special Tax	11.2%
Electric Utilities	9.6%
Water & Sewer	7.2%
Education	5.6%
Others* (Individually Less Than 5%)	9.3%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $34,702,709)		$ 35,358,289
Cash		619,317
Interest receivable		486,904
Other receivables		156
Total assets		36,464,666

Liabilities
Payable for fund shares redeemed	$ 3,009
Distributions payable	11,165
Accrued management fee	9,453
Transfer agent fee payable	9,824
Distribution and service plan fees payable	1,839
Total liabilities		35,290

Net Assets		$ 36,429,376
Net Assets consist of:
Paid in capital		$ 35,654,425
Undistributed net investment income		2,801
Accumulated undistributed net realized gain (loss) on investments		116,570
Net unrealized appreciation (depreciation) on investments		655,580
Net Assets		$ 36,429,376

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,664,448 ÷ 820,048 shares)	$ 10.57

Maximum offering price per share (100/97.25 of $10.57)	$ 10.87
Municipal Income 2021: Net Asset Value, offering price and redemption price per share ($20,604,141 ÷ 1,950,086 shares)	$ 10.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,160,787 ÷ 677,732 shares)	$ 10.57

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2013

Investment Income
Interest		$ 1,103,098

Expenses
Management fee	$ 116,412
Transfer agent fees	38,808
Distribution and service plan fees	22,780
Independent trustees' compensation	142
Miscellaneous	96
Total expenses before reductions	178,238
Expense reductions	(873)	177,365
Net investment income (loss)		925,733
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		142,670
Change in net unrealized appreciation (depreciation) on investment securities		(1,144,297)
Net gain (loss)		(1,001,627)
Net increase (decrease) in net assets resulting from operations		$ (75,894)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2013	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 925,733	$ 668,595
Net realized gain (loss)	142,670	104,127
Change in net unrealized appreciation (depreciation)	(1,144,297)	1,873,939
Net increase (decrease) in net assets resulting from operations	(75,894)	2,646,661
Distributions to shareholders from net investment income	(925,732)	(665,786)
Distributions to shareholders from net realized gain	(68,695)	(62,049)
Total distributions	(994,427)	(727,835)
Share transactions - net increase (decrease)	2,311,456	17,171,212
Redemption fees	933	802
Total increase (decrease) in net assets	1,242,068	19,090,840

Net Assets
Beginning of period	35,187,308	16,096,468
End of period (including undistributed net investment income of $2,801 and undistributed net investment income of $2,800, respectively)	$ 36,429,376	$ 35,187,308

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2013	2012	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.242	.248	.017
Net realized and unrealized gain (loss)	(.250)	.906	(.040)
Total from investment operations	(.008)	1.154	(.023)
Distributions from net investment income	(.242)	(.248)	(.017)
Distributions from net realized gain	(.020)	(.026)	-
Total distributions	(.262)	(.274)	(.017)
Redemption fees added to paid in capital E	- H	- H	-
Net asset value, end of period	$ 10.57	$ 10.84	$ 9.96
Total Return B, C, D	(.15)%	11.68%	(.23)%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65% A
Expenses net of fee waivers, if any	.65%	.65%	.65% A
Expenses net of all reductions	.65%	.65%	.63% A
Net investment income (loss)	2.19%	2.34%	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,664	$ 8,546	$ 5,168
Portfolio turnover rate	12%	14%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2021

Years ended June 30,	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.269	.275	.019
Net realized and unrealized gain (loss)	(.250)	.905	(.040)
Total from investment operations	.019	1.180	(.021)
Distributions from net investment income	(.269)	(.274)	(.019)
Distributions from net realized gain	(.020)	(.026)	-
Total distributions	(.289)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	-
Net asset value, end of period	$ 10.57	$ 10.84	$ 9.96
Total Return B, C	.10%	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40%	.40% A
Expenses net of all reductions	.40%	.40%	.39% A
Net investment income (loss)	2.44%	2.59%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,604	$ 20,274	$ 5,921
Portfolio turnover rate	12%	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.269	.274	.020
Net realized and unrealized gain (loss)	(.250)	.906	(.041)
Total from investment operations	.019	1.180	(.021)
Distributions from net investment income	(.269)	(.274)	(.019)
Distributions from net realized gain	(.020)	(.026)	-
Total distributions	(.289)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	-
Net asset value, end of period	$ 10.57	$ 10.84	$ 9.96
Total Return B, C	.10%	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40%	.40% A
Expenses net of all reductions	.40%	.40%	.39% A
Net investment income (loss)	2.44%	2.60%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,161	$ 6,367	$ 5,008
Portfolio turnover rate	12%	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2023 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2013
% of fund's net assets
California	25.6
New York	14.4
Illinois	9.9
New Jersey	8.6
Washington	8.2
Top Five Sectors as of June 30, 2013
% of fund's net assets
General Obligations	46.0
Special Tax	13.7
Electric Utilities	11.9
Water & Sewer	11.6
Health Care	8.0
Weighted Average Maturity as of June 30, 2013

Years	9.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013

Years	8.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2013
AAA 4.6%
AA,A 80.4%
BBB 12.9%
Short-Term Investments and Net Other Assets 2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2023 Fund

Investments June 30, 2013

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
Arizona - 5.8%
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/23	$ 500,000	$ 584,860
California - 25.6%
California Gen. Oblig. 4% 2/1/23	500,000	542,650
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	100,000	113,518
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	286,810
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	350,000	411,922
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2013 B, 5% 7/1/23	350,000	414,043
Los Angeles Wastewtr. Sys. Series 2013 B, 5% 6/1/23	350,000	410,277
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	65,217
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	116,250
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	230,732
		2,591,419
Connecticut - 4.5%
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	115,791
Hartford Gen. Oblig. Series 2013, 5% 4/1/23	300,000	338,985
		454,776
Florida - 1.6%
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	165,442
Illinois - 9.9%
Chicago Gen. Oblig. (Cap. Impt. Proj.) Series 1999, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	227,225
Illinois Gen. Oblig. Series 2013, 5% 7/1/23 (a)	200,000	214,978
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (FGIC Insured)	75,000	88,810
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	400,000	459,832
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	16,940
		1,007,785
Indiana - 2.8%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	285,370
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - 0.6%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 50,000	$ 61,356
Michigan - 4.0%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	51,850
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	300,000	353,181
		405,031
Minnesota - 3.5%
Saint Paul Independent School District #625 (SD Cr. Enhancement Prog.) Series 2013 B, 5% 2/1/23	300,000	356,769
New Jersey - 8.6%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2013, 5% 3/1/23	550,000	634,161
Rutgers State Univ. Rev. Series 2013 J, 5% 5/1/23 (a)	200,000	234,192
		868,353
New York - 14.4%
New York City Gen. Oblig. Series 2013 J, 5% 8/1/23	600,000	701,976
New York Urban Dev. Corp. Rev. (State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	757,974
		1,459,950
Ohio - 4.1%
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	418,176
Texas - 4.3%
Houston Util. Sys. Rev. Series 2013 B, 4% 11/15/23	300,000	327,951
Humble Independent School District Series 2013 B, 5% 2/15/23	90,000	106,173
		434,124
Washington - 8.2%
King County Swr. Rev. Series 2013 A, 5% 1/1/23	50,000	59,070
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	300,000	334,212
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	$ 300,000	$ 315,924
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	116,808
		826,014
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $10,476,343)	9,919,425
NET OTHER ASSETS (LIABILITIES) - 2.1%	214,019
NET ASSETS - 100%	$ 10,133,444
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	46.0%
Special Tax	13.7%
Electric Utilities	11.9%
Water & Sewer	11.6%
Health Care	8.0%
Others* (Individually Less Than 5%)	8.8%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $10,476,343)		$ 9,919,425
Cash		714,468
Interest receivable		63,880
Other receivables		652
Total assets		10,698,425

Liabilities
Payable for investments purchased Regular delivery	$ 116,250
Delayed delivery	443,568
Distributions payable	113
Accrued management fee	2,580
Distribution and service plan fees payable	501
Other affiliated payables	1,969
Total liabilities		564,981

Net Assets		$ 10,133,444
Net Assets consist of:
Paid in capital		$ 10,704,969
Accumulated undistributed net realized gain (loss) on investments		(14,607)
Net unrealized appreciation (depreciation) on investments		(556,918)
Net Assets		$ 10,133,444

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2023 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,369,725 ÷ 250,270 shares)	$ 9.47

Maximum offering price per share (100/97.25 of $9.47)	$ 9.74
Municipal Income 2023: Net Asset Value, offering price and redemption price per share ($5,383,225 ÷ 568,535 shares)	$ 9.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,380,494 ÷ 251,407 shares)	$ 9.47

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	For the period April 23, 2013 (commencement of operations) to June 30, 2013

Investment Income
Interest		$ 23,206

Expenses
Management fee	$ 5,922
Transfer agent fees	1,968
Distribution and service plan fees	1,162
Independent trustees' compensation	6
Total expenses before reductions	9,058
Expense reductions	(652)	8,406
Net investment income (loss)		14,800
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(14,607)
Change in net unrealized appreciation (depreciation) on investment securities		(556,918)
Net gain (loss)		(571,525)
Net increase (decrease) in net assets resulting from operations		$ (556,725)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2023 Fund

Financial Statements - continued

Statement of Changes in Net Assets

For the period April 23, 2013 (commencement of operations) to June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,800
Net realized gain (loss)	(14,607)
Change in net unrealized appreciation (depreciation)	(556,918)
Net increase (decrease) in net assets resulting from operations	(556,725)
Distributions to shareholders from net investment income	(14,800)
Share transactions - net increase (decrease)	10,704,819
Redemption fees	150
Total increase (decrease) in net assets	10,133,444

Net Assets
Beginning of period	-
End of period	$ 10,133,444

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Period ended June 30,	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.010
Net realized and unrealized gain (loss)	(.530)
Total from investment operations	(.520)
Distributions from net investment income	(.010)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.47
Total Return B, C, D	(5.20)%
Ratios to Average Net Assets G
Expenses before reductions	.65% A
Expenses net of fee waivers, if any	.65% A
Expenses net of all reductions	.62% A
Net investment income (loss)	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,370
Portfolio turnover rate	4% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period April 23, 2013 (commencement of operations) to June 30, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2023

Period ended June 30,	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.015
Net realized and unrealized gain (loss)	(.530)
Total from investment operations	(.515)
Distributions from net investment income	(.015)
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 9.47
Total Return B, C	(5.15)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.37% A
Net investment income (loss)	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,383
Portfolio turnover rate	4% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended June 30,	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.015
Net realized and unrealized gain (loss)	(.530)
Total from investment operations	(.515)
Distributions from net investment income	(.015)
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 9.47
Total Return B, C	(5.15)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.37% A
Net investment income (loss)	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,380
Portfolio turnover rate	4% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2013

1. Organization.

Fidelity® Municipal Income 2015 Fund, Fidelity® Municipal Income 2017 Fund, Fidelity® Municipal Income 2019 Fund, Fidelity® Municipal Income 2021 Fund and Fidelity® Municipal Income 2023 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Municipal Income 2023 Fund is a non-diversified fund. The Funds offer Class A, Institutional Class, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of June 30, 2013, each Fund did not have any unrecognized tax benefits in the financial statements; nor is

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

Each Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2015 Fund	$ 76,861,879	$ 566,637	$ (94,943)	$ 471,694
Fidelity Municipal Income 2017 Fund	48,893,367	616,197	(326,960)	289,237
Fidelity Municipal Income 2019 Fund	33,559,180	954,493	(187,623)	766,870

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2021 Fund	$ 34,702,709	$ 985,806	$ (330,226)	$ 655,580
Fidelity Municipal Income 2023 Fund	10,476,343	6,362	(563,280)	(556,918)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Municipal Income 2015 Fund	$ 3,484	$ -	$ (2,909)	$ 471,694
Fidelity Municipal Income 2017 Fund	1,815	-	(42)	289,237
Fidelity Municipal Income 2019 Fund	2,109	-	(67,589)	766,870
Fidelity Municipal Income 2021 Fund	2,801	116,570	-	655,580
Fidelity Municipal Income 2023 Fund	-	-	(14,607)	(556,918)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration Short-term	Total capital loss carryfoward
Fidelity Municipal Income 2015 Fund	$ (2,909)	$ (2,909)
Fidelity Municipal Income 2017 Fund	(42)	(42)
Fidelity Municipal Income 2019 Fund	(67,589)	(67,589)
Fidelity Municipal Income 2023 Fund	(14,607)	(14,607)

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

June 30, 2013
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Municipal Income 2015 Fund	$ 628,090	$ -	$ -	$ 628,090
Fidelity Municipal Income 2017 Fund	637,272	42,129	-	679,401
Fidelity Municipal Income 2019 Fund	714,821	-	-	714,821
Fidelity Municipal Income 2021 Fund	925,732	46,824	21,871	994,427
Fidelity Municipal Income 2023 Fund	14,800	-	-	14,800
June 30, 2012
	Tax-Exempt Income	Ordinary Income	Total
Fidelity Municipal Income 2015 Fund	$ 410,012	$ -	$ 410,012
Fidelity Municipal Income 2017 Fund	388,113	-	388,113
Fidelity Municipal Income 2019 Fund	526,282	1,306	527,588
Fidelity Municipal Income 2021 Fund	665,786	62,049	727,835

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to 0.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

Notes to Financial Statements - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2015 Fund	25,816,850	-
Fidelity Municipal Income 2017 Fund	17,608,296	20,000
Fidelity Municipal Income 2019 Fund	6,892,994	1,429,222
Fidelity Municipal Income 2021 Fund	7,544,833	4,334,978
Fidelity Municipal Income 2023 Fund	10,738,512	233,418

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	.25%	$ 15,276	$ 7,568
Fidelity Municipal Income 2017 Fund
Class A	.25%	$ 11,529	$ 8,852
Fidelity Municipal Income 2019 Fund
Class A	.25%	$ 21,322	$ 14,673
Fidelity Municipal Income 2021 Fund
Class A	.25%	$ 22,780	$ 16,140
Fidelity Municipal Income 2023 Fund
Class A	.25%	$ 1,162	$ 1,162

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	$ 969
Fidelity Municipal Income 2017 Fund
Class A	$ 44
Fidelity Municipal Income 2019 Fund
Class A	$ 371
Fidelity Municipal Income 2021 Fund
Class A	$ 639

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent, and servicing agent for each class of the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Funds to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives asset-based fees of .10% of average net assets for each class of each Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2015 Fund
Class A	$ 6,112
Municipal Income 2015	54,740
Institutional Class	5,667
$ 66,519
Fidelity Municipal Income 2017 Fund
Class A	$ 4,610
Municipal Income 2017	34,316
Institutional Class	5,351
$ 44,277

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Amount
Fidelity Municipal Income 2019 Fund
Class A	$ 8,529
Municipal Income 2019	20,041
Institutional Class	6,678
$ 35,248
Fidelity Municipal Income 2021 Fund
Class A	$ 9,115
Municipal Income 2021	22,981
Institutional Class	6,712
$ 38,808
Fidelity Municipal Income 2023 Fund
Class A	$ 463
Municipal Income 2023	1,041
Institutional Class	464
$ 1,968

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Funds' accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2015 Fund	$ 157
Fidelity Municipal Income 2017 Fund	102
Fidelity Municipal Income 2019 Fund	85
Fidelity Municipal Income 2021 Fund	96

During the period, there were no borrowings on this line of credit.

Annual Report

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Municipal Income 2015 Fund	$ 814	$ -	$ 1,996
Fidelity Municipal Income 2017 Fund	609	-	1,514
Fidelity Municipal Income 2019 Fund	427	-	814
Fidelity Municipal Income 2021 Fund	442	-	431
Fidelity Municipal Income 2023 Fund	156		314
Class A		43
Municipal Income 2023		96
Institutional Class		43

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended June 30,	2013	2012
Fidelity Municipal Income 2015 Fund
From net investment income
Class A	$ 43,108	$ 40,376
Municipal Income 2015	530,260	329,304
Institutional Class	54,722	40,332
Total	$ 628,090	$ 410,012
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$ 56,120	$ 49,518
Municipal Income 2017	502,978	285,696
Institutional Class	78,174	52,899
Total	$ 637,272	$ 388,113
From net realized gain
Class A	$ 4,576	$ -
Municipal Income 2017	32,628	-
Institutional Class	4,925	-
Total	$ 42,129	$ -
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$ 157,367	$ 141,375
Municipal Income 2019	417,928	256,042
Institutional Class	139,526	128,865
Total	$ 714,821	$ 526,282

Annual Report

Notes to Financial Statements - continued

7. Distributions to Shareholders - continued

Years ended June 30,	2013	2012
Fidelity Municipal Income 2019 Fund
From net realized gain
Class A	$ -	$ 375
Municipal Income 2019	-	612
Institutional Class	-	319
Total	$ -	$ 1,306
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$ 199,930	$ 157,950
Municipal Income 2021	561,607	354,597
Institutional Class	164,195	153,239
Total	$ 925,732	$ 665,786
From net realized gain
Class A	$ 16,021	$ 15,383
Municipal Income 2021	40,845	31,859
Institutional Class	11,829	14,807
Total	$ 68,695	$ 62,049
Fidelity Municipal Income 2023 Fund A
From net investment income
Class A	$ 2,547	$ -
Municipal Income 2023	8,533	-
Institutional Class	3,720	-
Total	$ 14,800	$ -

A For the period April 23, 2013 (commencement of operations) to June 30, 2013.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended June 30,	2013	2012	2013	2012
Fidelity Municipal Income 2015 Fund
Class A
Shares sold	762,624	210,061	$ 7,834,902	$ 2,132,789
Reinvestment of distributions	3,908	3,764	40,116	38,320
Shares redeemed	(412,416)	(22,350)	(4,236,123)	(228,830)
Net increase (decrease)	354,116	191,475	$ 3,638,895	$ 1,942,279

Annual Report

8. Share Transactions - continued

	Shares		Dollars
Years ended June 30,	2013	2012	2013	2012
Fidelity Municipal Income 2015 Fund
Municipal Income 2015
Shares sold	3,481,077	3,955,174	$ 35,730,415	$ 40,231,306
Reinvestment of distributions	44,357	28,918	455,363	294,831
Shares redeemed	(1,630,492)	(527,182)	(16,737,221)	(5,374,030)
Net increase (decrease)	1,894,942	3,456,910	$ 19,448,557	$ 35,152,107
Institutional Class
Shares sold	463,303	222,413	$ 4,755,122	$ 2,267,854
Reinvestment of distributions	4,065	3,648	41,732	37,140
Shares redeemed	(337,591)	(26,203)	(3,466,625)	(267,983)
Net increase (decrease)	129,777	199,858	$ 1,330,229	$ 2,037,011
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	253,103	152,768	$ 2,668,254	$ 1,573,497
Reinvestment of distributions	5,499	4,565	57,893	47,213
Shares redeemed	(159,490)	(38,920)	(1,680,904)	(407,155)
Net increase (decrease)	99,112	118,413	$ 1,045,243	$ 1,213,555
Municipal Income 2017
Shares sold	1,886,168	2,007,948	$ 19,869,213	$ 20,712,587
Reinvestment of distributions	44,346	25,104	466,811	260,179
Shares redeemed	(802,633)	(104,279)	(8,433,992)	(1,080,868)
Net increase (decrease)	1,127,881	1,928,773	$ 11,902,032	$ 19,891,898
Institutional Class
Shares sold	417,232	116,587	$ 4,395,390	$ 1,207,115
Reinvestment of distributions	7,321	4,979	77,078	51,453
Shares redeemed	(174,910)	(5,077)	(1,843,596)	(53,156)
Net increase (decrease)	249,643	116,489	$ 2,628,872	$ 1,205,412
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	71,075	321,371	$ 770,446	$ 3,365,754
Reinvestment of distributions	14,013	13,112	151,486	137,669
Shares redeemed	(151,542)	(1,513)	(1,632,376)	(16,192)
Net increase (decrease)	(66,454)	332,970	$ (710,444)	$ 3,487,231
Municipal Income 2019
Shares sold	877,542	904,639	$ 9,487,248	$ 9,410,432
Reinvestment of distributions	33,729	22,597	364,612	237,489
Shares redeemed	(425,543)	(33,204)	(4,556,774)	(346,997)
Net increase (decrease)	485,728	894,032	$ 5,295,086	$ 9,300,924

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

	Shares		Dollars
Years ended June 30,	2013	2012	2013	2012
Fidelity Municipal Income 2019 Fund
Institutional Class
Shares sold	91,492	62,596	$ 989,763	$ 660,871
Reinvestment of distributions	12,211	12,174	131,999	127,480
Shares redeemed	(28,731)	(236)	(310,816)	(2,500)
Net increase (decrease)	74,972	74,534	$ 810,946	$ 785,851
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	70,438	262,065	$ 775,560	$ 2,777,323
Reinvestment of distributions	18,691	15,817	205,701	168,031
Shares redeemed	(57,324)	(8,644)	(626,936)	(89,539)
Net increase (decrease)	31,805	269,238	$ 354,325	$ 2,855,815
Municipal Income 2021
Shares sold	768,902	1,361,091	$ 8,472,542	$ 14,348,257
Reinvestment of distributions	40,991	28,570	451,204	304,093
Shares redeemed	(729,762)	(114,314)	(7,962,010)	(1,220,809)
Net increase (decrease)	80,131	1,275,347	$ 961,736	$ 13,431,541
Institutional Class
Shares sold	107,038	94,782	$ 1,178,564	$ 998,639
Reinvestment of distributions	15,771	15,727	173,500	166,772
Shares redeemed	(32,372)	(26,197)	(356,669)	(281,555)
Net increase (decrease)	90,437	84,312	$ 995,395	$ 883,856
Fidelity Municipal Income 2023 Fund A
Class A
Shares sold	250,001	-	$ 2,500,010	$ -
Reinvestment of distributions	269	-	2,547	-
Shares redeemed	-	-	-	-
Net increase (decrease)	250,270	-	$ 2,502,557	$ -
Municipal Income 2023
Shares sold	596,552	-	$ 5,961,848	$ -
Reinvestment of distributions	881	-	8,401	-
Shares redeemed	(28,898)	-	(281,706)	-
Net increase (decrease)	568,535	-	$ 5,688,543	$ -
Institutional Class
Shares sold	251,018	-	$ 2,510,010	$ -
Reinvestment of distributions	389	-	3,709	-
Shares redeemed	-	-	-	-
Net increase (decrease)	251,407	-	$ 2,513,719	$ -

A For the period April 23, 2013 (commencement of operations) to June 30, 2013.

Annual Report

9. Other

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2017 Fund	11%
Fidelity Municipal Income 2019 Fund	44%
Fidelity Municipal Income 2021 Fund	45%
Fidelity Municipal Income 2023 Fund	94%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund (the Funds), including the schedules of investments, as of June 30, 2013, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund as of June 30, 2013, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

August 13, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 Fidelity funds. Ms. Acton oversees 203 Fidelity funds. Mr. Curvey oversees 387 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the funds (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer of other Fidelity funds (2010-present) and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Municipal Income 2015 Fund	08/05/13	08/02/13	$0.000
Fidelity Municipal Income 2017 Fund	08/05/13	08/02/13	$0.000
Fidelity Municipal Income 2019 Fund	08/05/13	08/02/13	$0.000
Fidelity Municipal Income 2021 Fund	08/05/13	08/02/13	$0.032
Fidelity Municipal Income 2023 Fund	08/05/13	08/02/13	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended June 30, 2013, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Municipal Income 2021 Fund	$141,462

During fiscal year ended 2013, 100% of each fund's income dividends were free from federal income tax, and 4.37%, 2.35%, 5.71%, 2.78%, 2.21% of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, and Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund income dividends, respectively, were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Income 2023 Fund

On January 17, 2013, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven municipal bond security selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed management fee out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total expense ratios are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

DMI-UANN-0813
1.926258.102

Item 2. Code of Ethics

As of the end of the period, June 30, 2013, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 and Fidelity Municipal Income 2023 Fund (the "Funds"):

Services Billed by Deloitte Entities

June 30, 2013 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Income 2015 Fund	$38,000	$-	$4,700	$400
Fidelity Municipal Income 2017 Fund	$38,000	$-	$4,700	$400
Fidelity Municipal Income 2019 Fund	$38,000	$-	$4,700	$400
Fidelity Municipal Income 2021 Fund	$38,000	$-	$4,700	$400
Fidelity Municipal Income 2023 Fund	$29,000	$-	$5,600	$100

June 30, 2012 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Income 2015 Fund	$38,000	$-	$4,800	$400
Fidelity Municipal Income 2017 Fund	$38,000	$-	$4,800	$400
Fidelity Municipal Income 2019 Fund	$36,000	$-	$4,800	$400
Fidelity Municipal Income 2021 Fund	$36,000	$-	$4,800	$400
Fidelity Municipal Income 2023 Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity Municipal Income 2023 Fund commenced operations on April 23, 2013.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	June 30, 2013A,B	June 30, 2012A, B
Audit-Related Fees	$915,000	$615,000
Tax Fees	$-	$-
All Other Fees	$990,000	$890,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Municipal Income 2023 Fund's commencement of operations.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	June 30, 2013 A,B	June 30, 2012 A, B
Deloitte Entities	$2,025,000	$1,625,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Municipal Income 2023 Fund's commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 27, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 27, 2013